Registration No. 333-76154
& 811-7934

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
Pre-Effective Amendment No. _______     [  ]
Post-Effective Amendment No. __3____     [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
Amendment No. ___20__     [X]

THRIVENT VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS
(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (612) 340-7005

NAME AND ADDRESS OF AGENT FOR SERVICE
John C. Bjork
625 Fourth Avenue South
Minneapolis, Minnesota 55415

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485
[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ] on (date) pursuant to paragraph (a)(1) of Rule 485
[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts.

THRIVENT VARIABLE ANNUITY ACCOUNT B

PROSPECTUS
FOR
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

                  Service Center:                             Corporate Office:
                  4321 North Ballard Road                     625 Fourth Avenue South
                  Appleton, WI 54919-0001                     Minneapolis, MN 55415-1665
                  Telephone:  800-THRIVENT                    Telephone:  800-THRIVENT
                  E-mail:  mail@thrivent.com                  E-mail:  mail@thrivent.com

This Prospectus describes a flexible premium deferred variable annuity contract (the "Contract") which was issued byissued by Thrivent Financial for Lutherans ("Thrivent Financial", "we", "us" or "our"). We are a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner ("you") may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on the Annuitant's designation to one or more Subaccounts of LBThrivent Variable Annuity Account IB (the "Variable Account"), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent AAL Variable Product Series Fund, Inc. (the "Fund"), or LB Series Fund, Inc. (each a "Fund", and collectively the "Funds"), which is a are diversified is an, open-end management investment company ies (commonly known as a "mutual funds"). We provide the overall investment management for each of the Portfolios of the Funds, although some of the Portfolios are managed by an investment subadviser. The accompanying prospectuses for the Funds describes the investment objectives and attendant risks of the following Portfolios of the Funds:

Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
Thrivent Partner Small Cap Value Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio (subadvised by Mercator Asset Management, LP and T. Rowe Price International, Inc.)
Thrivent Partner All Cap Portfolio (subadvised by Fidelity Management & Research Company)
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent Partner High Yield Portfolio (subadvised by Pacific Investment Management Company LLC)
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated May 1, 2004. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by writing to us at our address above. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page 29 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or proceeded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is May 1, 2004.

Notice Regarding Thrivent Partner Small Cap Growth Portfolio

Franklin Advisers, Inc. ("FAI") has given notice that it will terminate its Investment Subadvisory Agreement to serve as investment subadviser to the Thrivent Partner Small Cap Growth Portfolio, effective May 31, 2004. The Board of Directors of Thrivent Series Fund, Inc. (the "Fund ") has directed the Fund's investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial"), to conduct a search for a new small cap growth investment subadviser to replace FAI. Thrivent Financial anticipates recommending a new investment subadviser to the Board of Directors at the Board's next regularly scheduled meeting on May 18, 2004. If the Board of Directors approves the recommendation, the new investment subadviser will begin serving as investment subadviser to the Portfolio on or before May 31, 2004. In the event a new investment subadviser is not in place by May 31, 2004, the Fund will either seek FAI's agreement to continue managing the portfolio until a new investment subadviser is in place, or Thrivent Financial will assume direct investment management responsibilities for the portfolio until a new subadviser assumes management of the portfolio. Prior to May 31, 2004, the Fund will send notification to shareholders of the Portfolio advising them of who has been selected as new investment subadviser, when the change will take place, and, if the change is expected to occur after May 31, 2004, who will be providing direct investment management to the portfolio until the new subadviser assumes that responsibility.

The Thrivent Partner Small Cap Growth Portfolio operates under a "manager-of-managers" structure. Under this structure, Thrivent Financial has the authority, with approval of the Board of Directors, to hire, fire and change subadvisers and amend subadvisory agreements without shareholder approval. The hiring of a new investment subadviser to replace FAI will be done under this authority.

Page

Fee and Expense Tables

Summary
    The Contract
    Annuity Provisions
    Federal Tax Status
    Condensed Financial Information

Thrivent Financial and the Variable Account
    Thrivent Financial
    The Variable Account

Investment Options
    Variable Investment Options and the Subaccounts
    Investment Management
    Addition, Deletion, Combination, or Substitution of Investments
    Fixed Account

The Contracts
    Allocation of Premium
    Accumulated Value of Your Contract
    Subaccount Valuation
    Net Investment Factor
    Minimum Accumulated Value
    Death Benefit Before the Annuity Commencement Date
    Death Benefit After the Annuity Commencement Date
    Surrender (Redemption)
    Transfers
    Dollar Cost Averaging
    Asset Rebalancing
    Telephone Transactions
    Assignments
    Contract Owner, Beneficiaries and Annuitants

Charges and Deductions
    Surrender Charge (Contingent Deferred Sales Charge)
    Administrative Charge
    Mortality and Expense Risk Charge
    Expenses of the Fund
    Taxes
    Sufficiency of Charges

Annuity Provisions
    Annuity Commencement Date
    Annuity Proceeds
    Settlement Options
    Frequency of Annuity Payments
    Amount of Variable Annuity Payments
    Subaccount Annuity Unit Value

General Provisions
    Postponement of Payments
    Payment by Check
    Date of Receipt
    Maintenance of Solvency
    Reports to Contract Owners
    State Variations
    Gender Neutral Benefits
    Contract Inquiries

Federal Tax Status
    Introduction
    Variable Account Tax Status
    Taxation of Annuities in General
    Qualified Plans
    1035 Exchanges
    Diversification Requirements
    Withholding
    Other Considerations

Voting Rights

Sales and Other Agreements

Legal Proceedings

Financial Statements

Statement of Additional Information

    Order Form

Appendix A - Definitions

Appendix B - Condensed Financial Information

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you own or surrender the Contract or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract.

         Contract Owner Transaction Expenses
              Sales Load Imposed on Purchase (as a percentage of purchase payments)                                0%
              Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)                           6%(1)
              Exchange Fee                                                                                         0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

         Annual Contract Fee                                                                                     $30.00(2)

         Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or
         Annuity Unit Value)                                                                    Current(3)        Maximum
              Mortality and Expense Risk Charge                                                   1.10%            1.25%
              Total Subaccount Annual Expenses                                                    1.10%            1.25%

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

         Total Annual Portfolio Operating Expenses(4)                            Minimum       Maximum
         (expenses that are deducted from the Portfolio assets, including         0.39%         1.72%
         management fees and other expenses)

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  If you surrender or annuitize your Contract at the end of the applicable time period:
------------------------------ ---------------------------- ---------------------------- ----------------------------
           1 Year                        3 Years                      5 Years                     10 Years
------------------------------ ---------------------------- ---------------------------- ----------------------------
    Minimum        Maximum        Minimum       Maximum        Minimum       Maximum       Minimum        Maximum
---------------- ------------- -------------- ------------- -------------- ------------- ------------- --------------
$710             $787          $869           $1,107        $1,026         $1,434        $1,776        $2,633
---------------- ------------- -------------- ------------- -------------- ------------- ------------- --------------
  If you do not surrender your Contract:
------------------------------ ---------------------------- ---------------------------- ----------------------------
           1 Year                        3 Years                      5 Years                     10 Years
------------------------------ ---------------------------- ---------------------------- ----------------------------
    Minimum        Maximum        Minimum       Maximum        Minimum       Maximum       Minimum        Maximum
---------------- ------------- -------------- ------------- -------------- ------------- ------------- --------------
$151             $233          $470           $717          $812           $1,229        $1,776        $2,633
---------------- ------------- -------------- ------------- -------------- ------------- ------------- --------------

Notes to Fee and Expense Tables:

(1) In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

(2) A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3) The current charge for mortality and expense risk fees is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions-Mortality and Expense Risk Charge.

(4) Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.37% to 1.03%. The reimbursements and waivers may be discontinued at any time.

SUMMARY

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us.

Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions, at the end of the Valuation Period in which we receive the premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.

Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any calendar quarter Year, although we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Annuity Commencement Date, you may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts.

Annuity Provisions

You may select an annuity settlement option or options, and you may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.

Federal Tax Status

For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established in 1993. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer from the Contract's Accumulated Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Funds. The Subaccounts and corresponding Portfolios are:

------------------------------------------------------- -----------------------------------------------------
Subaccount                                              Corresponding Portfolio
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Thrivent Technology Subaccount                          Thrivent Technology Portfolio
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Thrivent Partner Small Cap Growth Subaccount            Thrivent Partner Small Cap Growth Portfolio
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Thrivent Partner Small Cap Value Subaccount             Thrivent Partner Small Cap Value Portfolio
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Thrivent Small Cap Stock Subaccount                     Thrivent Small Cap Stock Portfolio
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Thrivent Small Cap Index Subaccount                     Thrivent Small Cap Index Portfolio
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Thrivent Mid Cap Growth Subaccount                      Thrivent Mid Cap Growth Portfolio
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Thrivent Mid Cap Growth II Subaccount                   Thrivent Mid Cap Growth Portfolio II
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Thrivent Mid Cap Stock Subaccount                       Thrivent Mid Cap Stock Portfolio
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Thrivent Mid Cap Index Subaccount                       Thrivent Mid Cap Index Portfolio
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Thrivent Partner International Stock Subaccount         Thrivent Partner International Stock Portfolio
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Thrivent Partner All Cap Subaccount                     Thrivent Partner All Cap Portfolio
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Thrivent Large Cap Growth Subaccount                    Thrivent Large Cap Growth Portfolio
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Thrivent Large Cap Growth II Subaccount                 Thrivent Large Cap Growth Portfolio II
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Thrivent Partner Growth  Stock Subaccount               Thrivent Partner Growth  Stock Portfolio
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Thrivent Large Cap Value Subaccount                     Thrivent Large Cap Value Portfolio
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Thrivent Large Cap Stock Subaccount                     Thrivent Large Cap Stock Portfolio
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Thrivent Large Cap Index Subaccount                     Thrivent Large Cap Index Portfolio
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Thrivent Real Estate Securities Subaccount              Thrivent Real Estate Securities Portfolio
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Thrivent Balanced Subaccount                            Thrivent Balanced Portfolio
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Thrivent High Yield Subaccount                          Thrivent High Yield Portfolio
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Thrivent Partner High Yield Subaccount                  Thrivent Partner High Yield Portfolio
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Thrivent Income Subaccount                              Thrivent Income Portfolio
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Thrivent Bond Index Subaccount                          Thrivent Bond Index Portfolio
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Thrivent Limited Maturity Bond Subaccount               Thrivent Limited Maturity Bond Portfolio
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Thrivent Mortgage Securities Subaccount                 Thrivent Mortgage Securities Portfolio
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Thrivent Money Market Subaccount                        Thrivent Money Market Portfolio
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Each of the Portfolios has an investment objective as described below:

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and Thrivent Bond Index Portfolios.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Partner High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, . which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the ' various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks ' and other aspects of the Fund's' operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company ("Thrivent Life") and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's' management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

  Changes in state insurance laws
  Changes in Federal income tax law
  Changes in the investment management of the Fund
  Differences in voting instructions between those given by the Contract Owners from the different separate accounts

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund' shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment companies (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

  Franklin Advisers, Inc. serves as subadviser for Thrivent Partner Small Cap Growth Portfolio.
  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.
  T. Rowe Price International, Inc., and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.
  Fidelity Management & Research Company serves as subadviser for Thrivent Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.
  Pacific Investment Management Company LLC serves as subadviser for Thrivent Partner High Yield Bond Portfolio.

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

THE CONTRACT

Allocation of Premium

We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Accumulated Value of Your Contract

On or before the Annuity Commencement Date, your Contract's value is expressed as its Accumulated Value. Your Contract's Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.

Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.

We credit your Contract with Accumulation Units in a Subaccount when:

  You allocate premiums to that Subaccount;
  You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.

We reduce the Accumulation Units in a Subaccount when:

  You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
  You make a surrender from that Subaccount; or
  We deduct all or part of the administrative charge from that Subaccount.

Accumulation Unit Value. A Subaccount's Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:

(a)  Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)  Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor

The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:

(a)   Is the sum of
      (i)    The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the
             Valuation Period; plus
      (ii)   The per share amount of any dividend or capital gain distribution made by the Portfolio if the
             "ex-dividend" date occurs during the Valuation Period; plus or minus
      (iii)  A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)   Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)   Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total accumulated value in the Subaccount.  The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Minimum Accumulated Value

We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(1)  At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least
     $1000 after all Contract charges have been applied.
(2)  If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract's administrative charge.

If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.

Death Benefit Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract's death benefit.

The amount of the death benefit will be the greatest of:

  The Accumulated Value on the date we calculate the death benefit
  The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and
  The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date. The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit on the later of:

(1)  The date we receive proof of the Annuitant's death; and
(2)  The date we receive a written request from the beneficiary for either a single sum payment or a settlement option.

If the beneficiary requests a single sum payment, we will pay the death benefit within seven days after the date we calculate it. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:

(1)   The principal and interest are completely distributed within five years after the date of death; or
(2)   If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

If we do not receive a written request from the beneficiary within one year from the date of the Annuitant's death, we will deem the beneficiary to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death. (If the beneficiary is your spouse, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case your spouse will become and be treated as the Annuitant.)

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender (Redemption)

On or before the Annuity Commencement Date, you may surrender all or part of your Contract's Accumulated Value by sending a signed Thrivent Financial Surrender Form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge. See Charges and Deductions-Surrender Charge (Contingent Deferred Sales Charge).

A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.

A partial surrender must be at least $200 and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges or withholding taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding taxes.

After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

You must have a Medallion Signature Guarantee if you want to do any of the following:

Surrender a value of more than $100,000; Send proceeds to an address other than the one listed on your account; or Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender Form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers

On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account.

You can request a transfer in two ways:

(1)  By giving us written notice; or
(2)  By telephone after completing a Telephone Transaction Authorization Form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

  The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
  We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year.
  In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.

After the Annuity Commencement Date, you may, by Written Notice and only once each calendar quarter, change the percentage allocation of variable annuity payments among the available Subaccounts.

Dollar Cost Averaging

We administer a dollar cost averaging program which enables you to pre-authorize the periodic transfer of predetermined dollar amounts from the Thrivent Money Market Subaccount to as many of the other Subaccounts or to the Fixed Account as you specify. There is no charge for participating in the dollar cost averaging program. It is generally suitable if you are making a substantial deposit to your Contract and wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. This program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long-term goals.

If you are interested in the dollar cost averaging program you may obtain an application and full information concerning the program and its restrictions from us. If you enter into a dollar cost averaging agreement with us, it will continue until the amount in the Thrivent Money Market Subaccount is exhausted or you terminate the agreement.

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. Telephone transfers are available when you complete the Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability cost or expense when we, our representatives and employees act in accordance with the telephone transfer instructions that have been properly received. If a telephone authorization or instruction, processed after you have completed the Telephone Transaction Authorization Form, is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as collateral.

We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner's rights under the Contract.

The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

                                         Surrender Charges
             Contract Year                Percent Applied
----------------------------------------------------------
                   1                            6%
                   2                            5%
                   3                            4%
                   4                            3%
                   5                            2%
                   6                            1%
----------------------------------------------------------

After Contract Year 6 there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

o    Cumulative Percent-of-Premium Limit.  For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
o    Surrenders Paid Under Certain Settlement Options.  For surrenders which you make after Contract Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

     (1) A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity
         Provisions-Settlement Options) if the payments will be made for at least five years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
     (2) Options which involve a life income, including Option 4V or 5V described under Annuity
         Provisions-Settlement Options.

o    Ten Percent Free Each Contract Year.  In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract
     Year.  This "Ten Percent Free" is not cumulative.  For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
o    Total Disability of the Annuitant.  There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.
o    Series of Substantially Equal Periodic Payments for Life.  There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

  Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
  Expense Risk. This is the risk that the expenses with respect to the Contracts will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus of the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Provisions

Annuity Commencement Date

The Annuity Commencement Date is the date on which we begin paying you your Contract's annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us Written Notice at least 30 days before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for a Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued.

Annuity Proceeds

The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract's entire Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Commencement Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:

Option 3V-Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

Option 4V-Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

Option 5V-Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

In addition to these options, proceeds may be paid under any other settlement option which you suggest and to which we agree.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount's Annuity Unit Value is equal to (a) x (b) x (c) where:

(a)  Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b)  Is that Subaccount's Net Investment Factor for the current Valuation Period.  See The Contract - Subaccount
     Valuation - Net Investment Factor described earlier in this Prospectus.
(c)  Is a discount factor equivalent to an assumed investment earnings rate of 3 1/2% per year.

GENERAL PROVISIONS

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)  The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the
     New York Stock Exchange is restricted as determined by the SEC; or
(2)  An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the Fixed Account.

If our reserves for any class of Contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service Center.

FEDERAL TAX STATUS

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the beneficiary depends upon the tax status of such person, Thrivent Financial, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the Contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the Contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For fixed annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Annuity Commencement Date. For variable annuity payments, the taxable portion is generally determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Annuity Commencement Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

(1)  In connection with death or disability as described in Section 72(q)(2) of the Code;
(2)  Under a qualified funding trust (commonly referred to as a structured settlement plan); or
(3)  It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

A participant in a Contract purchased as a tax-sheltered annuity ("TSA") contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, a participant will not be entitled to exercise the surrender rights described under the heading "The Contracts--Surrender (Redemption)" unless one of the above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified".

The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

VOTING RIGHTS

To the extent required by law, we will vote the Fund's' shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's' shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Funds.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us.

Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We have been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. We believe we have substantial defenses to these actions. In the opinion of our management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the Contracts.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Below is a copy of the Table of Contents included in the SAI. To obtain a copy of this document, complete and mail the form below.

Introduction
Distribution of the Contracts
Standard and Poor's Disclaimer
Independent Auditors and Financial Statements
Financial Statements of Variable Account
Financial Statements of Thrivent Financial

To obtain the
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
Statement of Additional Information, send this request form to:

Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919-0001

Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT B.

-----------------------------------------------------------------------------------------------------------
(Name)                                                                                     (Date)

-----------------------------------------------------------------------------------------------------------
(Street Address)

-----------------------------------------------------------------------------------------------------------
(City)                                               (State)                               (Zip Code)

APPENDIX A

Definitions

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Commencement Date. The date when Annuity Income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The individual flexible premium variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.

Fixed Account. The Fixed Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a separate account of Thrivent Financial. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 3.0%) declared by Thrivent Financial at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Financial.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. Thrivent Variable Annuity Account B, which is a separate account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order at our Service Center.

APPENDIX B

Condensed Financial Information

The following table shows the historical performance of Accumulation Unit Values and number of Accumulation Units for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

Thrivent Technology Subaccount/5/
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2003       2002        2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Beginning of period      $7.25     $10.00         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
End of period           $10.86      $7.25         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period              347,719     68,971         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

Thrivent Partner Small Cap Growth Subaccount/4/
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------
                        2003         2002        2001       2000       1999       1998       1997        1996       1995       1994
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------
Accumulation Unit
Value:
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------
Beginning of period        $7.61      $10.54      $10.00        N/A        N/A        N/A        N/A         N/A        N/A     N/A
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------
End of period             $10.82       $7.61      $10.54        N/A        N/A        N/A        N/A         N/A        N/A     N/A
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------
Number of
Accumulation Units
Outstanding at end
of period              1,462,149   1,692,220     426,759        N/A        N/A        N/A        N/A         N/A        N/A     N/A
-------------------- ------------ ----------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- -------

Thrivent Partner Small Cap Value Subaccount/6/
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2003       2002        2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Beginning of period     $10.00        N/A         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
End of period           $14.50        N/A         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period              211,508        N/A         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

Thrivent Small Cap Stock Subaccount/5/
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2003       2002        2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Beginning of period      $7.71     $10.00         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
End of period           $10.69      $7.71         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period              630,167    286,454         N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

Thrivent Small Cap Index Subaccount/5/
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                        2003        2002       2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Beginning of period        $7.69     $10.00        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
End of period             $10.52      $7.69        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period              1,380,116    694,625        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
-------------------- ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

Thrivent Mid Cap Growth Subaccount/3/
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- -------- -------- ----------------
                         2003         2002         2001         2000         1999        1998       1997     1996     1995    1994
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- -------- -------- ----------------
Accumulation Unit
Value:
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- ------- ------- -------- -------
Beginning of period        $10.64       $14.56       $18.35       $16.36      $11.05      $10.00     N/A     N/A      N/A     N/A
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- ------- ------- -------- -------
End of period              $14.31       $10.64        14.56       $18.35      $16.36      $11.05     N/A     N/A      N/A     N/A
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- ------- ------- -------- -------
Number of
Accumulation Units
Outstanding at end
of period              18,406,117   20,073,625   21,999,035   18,256,799   9,407,840   4,916,782     N/A     N/A      N/A      N/A
-------------------- ------------- ------------ ------------ ------------ ----------- ----------- ------- ------- --------- -------

Thrivent Mid Cap Growth II Subaccount/4/
-------------------- ----------- ------------ -------- ---------- ----------- ------------------ ------------- --------- ----------
                        2003        2002       2001        2000      1999        1998     1997       1996        1995      1994
-------------------- ----------- ------------ -------- ---------- ----------- ------------------ ------------- --------- ----------
Accumulation Unit
Value:
-------------------- ----------- ------------ -------- --------- -------- ----------- --------- ---------- --------- ----------
Beginning of period       $5.90       $10.59   $10.00       N/A      N/A         N/A       N/A        N/A       N/A        N/A
-------------------- ----------- ------------ -------- --------- -------- ----------- --------- ---------- --------- ----------
End of period             $8.01        $5.90   $10.59       N/A      N/A         N/A       N/A        N/A       N/A        N/A
-------------------- ----------- ------------ -------- --------- -------- ----------- --------- ---------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             1,562,096    1,856,360  448,117       N/A      N/A         N/A       N/A        N/A       N/A        N/A
-------------------- ----------- ------------ -------- --------- -------- ----------- --------- ---------- --------- ----------

Thrivent Mid Cap Stock Subaccount/5/
-------------------- --------- --------- ----------- ------------ ----------- ---------- ----------------------- --------- ---------
                       2003      2002       2001        2000         1999        1998       1997       1996        1995      1994

-------------------- --------- --------- ----------- ------------ ----------- ---------- ----------------------- --------- ---------
Accumulation Unit
Value:
-------------------- --------- --------- -------- ------------ ----------- ------------ --------- ---------- --------- ----------
Beginning of period     $8.08    $10.00      N/A          N/A         N/A          N/A       N/A        N/A       N/A        N/A
-------------------- --------- --------- -------- ------------ ----------- ------------ --------- ---------- --------- ----------
End of period          $10.50     $8.08      N/A          N/A         N/A          N/A       N/A        N/A       N/A        N/A
-------------------- --------- --------- -------- ------------ ----------- ------------ --------- ---------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             350,496   196,125      N/A          N/A         N/A          N/A       N/A        N/A       N/A        N/A
-------------------- --------- --------- -------- ------------ ----------- ------------ --------- ---------- --------- ----------

Thrivent Mid Cap Index Subaccount/5/
-------------------- ----------- ---------- -------- ------------ ----------- --------- ------------ ------------- --------- -------
                        2003       2002      2001       2000         1999        1998     1997          1996        1995      1994
-------------------- ----------- ---------- -------- ------------ ----------- --------- ------------ ------------- --------- -------
Accumulation Unit
Value:
-------------------- ----------- ---------- -------- --------- ----------- ------------ --------- ---------- --------- ----------
Beginning of period       $8.00     $10.00      N/A       N/A         N/A          N/A      N/A        N/A       N/A        N/A
-------------------- ----------- ---------- -------- --------- ----------- ------------- -------- ---------- --------- ----------
End of period            $10.67      $8.00      N/A       N/A         N/A          N/A      N/A        N/A       N/A        N/A
-------------------- ----------- ---------- -------- --------- ----------- ------------- -------- ---------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             1,242,526    674,861      N/A       N/A         N/A          N/A      N/A        N/A       N/A        N/A
-------------------- ----------- ---------- -------- --------- ----------- -------------- ------- ---------- --------- ----------

Thrivent Partner International Stock Subaccount/2/
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------
                       2003        2002        2001        2000       1999          1998        1997         1996      1995   1994
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------
Accumulation Unit
Value:
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------
Beginning of period       $9.01      $11.03       14.12      $17.02      $12.83       $11.11      $10.93      $10.00     N/A    N/A
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------
End of period            $11.69       $9.01      $11.03      $14.12      $17.02       $12.83      $11.11      $10.93     N/A    N/A
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------
Number of
Accumulation Units
Outstanding at end
of period            19,339,439  21,400,694  23,248,744  22,301,797  17,359,292   14,890,293  12,470,902   6,809,063     N/A    N/A
-------------------- ----------- ----------- ----------- ----------- ----------- ------------ ----------- ----------- ------- ------

Thrivent Partner All Cap Subaccount/4/
-------------------- ----------- ------------ --------- --------- --------- ----------- ------------ ---------- --------- ----------
                        2003        2002        2001      2000    1999         1998        1997       1996        1995      1994
-------------------- ----------- ------------ --------- --------- --------- ----------- ------------ ---------- --------- ----------
Accumulation Unit
Value:
-------------------- ----------- ------------ --------- ------ --------- ----------- ------------ ---------- --------- ----------
Beginning of period       $6.82       $10.30    $10.00    N/A       N/A         N/A          N/A        N/A       N/A        N/A
-------------------- ----------- ------------ --------- ------ --------- ----------- ------------ ---------- --------- ----------
End of period             $7.67        $6.28    $10.30    N/A       N/A         N/A          N/A        N/A       N/A        N/A
-------------------- ----------- ------------ --------- ------ --------- ----------- ------------ ---------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period             2,901,149    3,528,929   502,342    N/A       N/A         N/A          N/A        N/A       N/A        N/A
-------------------- ----------- ------------ --------- ------ --------- ----------- ------------ ---------- --------- ----------

Thrivent Large Cap Growth Subaccount/1/
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
                 2003        2002        2001        2000        1999        1998        1997        1996        1995      1994
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Accumulation
Unit Value:
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Beginning of
 period            $35.70      $51.57      $64.49      $68.60      $48.27      $38.02      $29.52      $24.38     $17.95     $19.68
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
End of period      $46.08      $35.70      $51.57      $64.49      $68.60      $48.27      $38.02      $29.52     $24.38     $17.95
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------
Number of
Accumulation
Units
Outstanding
at end of
period         22,486,902  25,285,543  30,408,734  29,904,105  27,300,490  24,210,985  19,279,447  13,809,177  7,742,874  3,142,640
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------

Thrivent Large Cap Growth II Subaccount/4/
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------
                         2003         2002      2001      2000     1999      1998     1997         1996        1995       1994
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------
Accumulation Unit
Value:
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------
Beginning of period         $7.32      $10.08   $10.00       N/A        N/A      N/A       N/A          N/A        N/A        N/A
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------
End of period               $8.89       $7.32   $10.08       N/A        N/A      N/A       N/A          N/A        N/A        N/A
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period               1,782,132   2,076,730  471,010       N/A        N/A      N/A       N/A          N/A        N/A        N/A
-------------------- ------------- ----------- -------- --------- ---------- -------- --------- ------------ ---------- ----------

Thrivent Partner Growth Stock Subaccount/4/
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------
                         2003         2002       2001      2000       1999         1998        1997         1996        1995       1994
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------
Accumulation Unit
Value:
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------
Beginning of period         $7.71      $10.15     $10.00     N/A           N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------
End of period              $10.00       $7.71     $10.15     N/A           N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period               2,887,064   2,899,125    504,103     N/A           N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ---------- ------- ------------- ----------- ------------ ------------ ---------- ----------

Thrivent Large Cap Value Subaccount/4/
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------
                      2003         2002      2001      2000    1999         1998        1997         1996        1995       1994
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------
Beginning of period      $7.73      $10.13   $10.00       N/A       N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------
End of period            $9.72       $7.73   $10.13       N/A       N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period            8,083,860   7,340,282  557,003       N/A       N/A         N/A          N/A          N/A        N/A        N/A
-------------------- ---------- ----------- -------- --------- --------- ----------- ------------ ------------ ---------- ----------

Thrivent Large Cap Stock Subaccount/5/
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------
                         2003        2002     2001   2000      1999       1998         1997         1996        1995       1994
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------
Accumulation Unit
Value:
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------
Beginning of period         $8.12     $10.00    N/A      N/A        N/A        N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------
End of period               $9.74      $8.12    N/A      N/A        N/A        N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period               2,708,647    823,141    N/A      N/A        N/A        N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ---------- ------ -------- ---------- ---------- ------------ ------------ ---------- ----------

Thrivent Large Cap Index Subaccount/5/
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------
                         2003         2002     2001    2000      1999       1998        1997         1996        1995       1994
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------
Accumulation Unit
Value:
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------
Beginning of period         $8.21      $10.00    N/A       N/A        N/A       N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------
End of period              $10.41       $8.21    N/A       N/A        N/A       N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period               2,463,326   1,082,325    N/A       N/A        N/A       N/A          N/A          N/A        N/A        N/A
-------------------- ------------- ----------- ------ --------- ---------- --------- ------------ ------------ ---------- ----------

Thrivent Real Estate Securities Subaccount/6/
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------
                       2003     2002       2001      2000      1999         1998        1997       1996        1995       1994
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------
Beginning of period     $10.00      N/A        N/A       N/A        N/A         N/A          N/A        N/A        N/A        N/A
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------
End of period           $12.91      N/A        N/A       N/A        N/A         N/A          N/A        N/A        N/A        N/A
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period              813,370      N/A        N/A       N/A        N/A         N/A          N/A        N/A        N/A        N/A
-------------------- ---------- -------- ---------- --------- ---------- ----------- ------------ ---------- ---------- ----------

Thrivent Balanced Subaccount/5/
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------
                        2003        2002      2001        2000      1999         1998     1997       1996        1995     1994
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------
Accumulation Unit
Value:
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------
Beginning of period       $9.26      $10.00        N/A        N/A        N/A         N/A       N/A        N/A        N/A      N/A
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------
End of period            $10.73       $9.26        N/A        N/A        N/A         N/A       N/A        N/A        N/A      N/A
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------
Number of
Accumulation Units
Outstanding at end
of period             1,889,847   1,038,102        N/A        N/A        N/A         N/A       N/A        N/A        N/A      N/A
-------------------- ----------- ----------- ---------- ---------- ---------- ----------- --------- ---------- ---------- --------

Thrivent High Yield Subaccount/1/
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
                       2003        2002        2001       2000       1999       1998       1997       1996       1995      1994
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
Accumulation Unit
Value:
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
Beginning of period      $19.81      $21.93      $23.02     $29.28     $26.78     $27.50     $24.35     $22.06    $18.64    $20.41
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
End of period            $25.08      $19.81      $21.93     $23.02     $29.28     $26.78     $27.50     $24.35    $22.06    $18.64
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
Number of
Accumulation Units
Outstanding at end
of period            15,572,891  17,287,833  21,241,884 21,986,419 21,383,391 20,236,846 15,720,991 10,632,678 5,557,895 2,514,043
-------------------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------

Thrivent Partner High Yield Subaccount/5/
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------
                       2003      2002     2001         2000     1999     1998          1997         1996       1995       1994
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------
Accumulation Unit
Value:
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------
Beginning of period     $9.87    $10.00        N/A         N/A      N/A       N/A           N/A         N/A        N/A        N/A
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------
End of period          $12.25     $9.87        N/A         N/A      N/A       N/A           N/A         N/A        N/A        N/A
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period             745,642   347,958        N/A         N/A      N/A       N/A           N/A         N/A        N/A        N/A
-------------------- --------- --------- ---------- ----------- -------- --------- ------------- ----------- ---------- ----------

Thrivent Income Subaccount/1/
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------
                      2003         2002       2001       2000        1999       1998       1997       1996       1995     1994
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------
Accumulation Unit
Value:
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------
Beginning of period      $26.52      $25.35     $23.88     $21.87      $22.57     $20.86     $19.39    $18.98     $16.07    $17.21
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------
End of period            $28.46      $26.52     $25.35     $23.88      $21.87     $22.57     $20.86    $19.39     $18.98    $16.07
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period            16,802,315  20,314,116 21,672,281 18,874,587  18,690,873 16,424,298 11,878,420 9,066,360  5,274,785 2,264,894
-------------------- ----------- ---------- ---------- ----------- ---------- ---------- ---------- --------- ---------- ----------

Thrivent Bond Index Subaccount/5/
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------
                        2003      2002       2001    2000      1999         1998      1997        1996        1995       1994
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------
Accumulation Unit
Value:
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------
Beginning of period      $10.71     $10.00      N/A      N/A        N/A         N/A        N/A        N/A         N/A        N/A
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------
End of period            $10.98     $10.71      N/A      N/A        N/A         N/A        N/A        N/A         N/A        N/A
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------
Number of
Accumulation Units
Outstanding at end
of period             2,262,305  1,694,515      N/A      N/A        N/A         N/A        N/A        N/A         N/A        N/A
-------------------- ----------- ---------- -------- -------- ---------- ----------- ---------- ---------- ----------- ----------

Thrivent Limited Maturity Bond Subaccount/4/
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------
                        2003        2002         2001      2000     1999         1998      1997        1996     1995       1994
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------
Accumulation Unit
Value:
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------
Beginning of period      $10.39        $9.93      $10.00      N/A        N/A         N/A        N/A        N/A      N/A        N/A
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------
End of period            $10.74       $10.39       $9.93      N/A        N/A         N/A        N/A        N/A      N/A        N/A
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------
Number of
Accumulation Units
Outstanding at end
of period             7,456,131    9,283,291   1,780,662      N/A        N/A         N/A        N/A        N/A      N/A        N/A
-------------------- ----------- ------------ ----------- -------- ---------- ----------- ---------- ---------- -------- ----------

Thrivent Mortgage Securities Subaccount/6/
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------
                       2003     2002       2001        2000      1999        1998      1997        1996        1995        1994
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------
Accumulation Unit
Value:
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------
Beginning of period    $10.00        N/A        N/A        N/A       N/A         N/A       N/A         N/A         N/A         N/A
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------
End of period          $10.11        N/A        N/A        N/A       N/A         N/A       N/A         N/A         N/A         N/A
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------
Number of
Accumulation Units
Outstanding at end
of period             495,417        N/A        N/A        N/A       N/A         N/A       N/A         N/A         N/A         N/A
-------------------- --------- ---------- ---------- ---------- --------- ----------- --------- ----------- ----------- -----------

Thrivent Money Market Subaccount/1/
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2003        2002        2001       2000       1999       1998       1997       1996       1995       1994
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit
Value:
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Beginning of period       $1.81       $1.81       $1.76      $1.67      $1.61      $1.55      $1.48      $1.43      $1.36     $1.33
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
End of period             $1.81       $1.81       $1.81      $1.76      $1.67      $1.61      $1.55      $1.48      $1.43     $1.36
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Number of
Accumulation Units
Outstanding at end
of period            58,095,555 101,665,254 128,732,333 86,928,411 88,494,861 57,199,273 34,676,637 31,024,219 15,771,786 5,984,694
-------------------- ---------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

/1/ The Subaccount commenced operations on February 3, 1994.
/2/ The Subaccount commenced operations on January 18, 1996.
/3/ The Subaccounts commenced operations on January 30, 1998.
/4/ The Subaccounts commenced operations on November 30, 2001.
/5/ The Subaccounts commenced operations on April 30, 2002.
/6/ The Subaccounts commenced operations on April 30, 2003.

Thrivent Variable Annuity Account B

Statement of Additional Information
Dated May 1, 2004

for
Flexible Premium Deferred
Variable Annuity Contract
Issued by
Thrivent Financial for Lutherans

                  Service Center:                             Corporate Office:
                  4321 North Ballard Road                     625 Fourth Avenue South
                  Appleton, WI 54919-0001                     Minneapolis, MN 55415-1665
                  Telephone:  800-THRIVENT                    Telephone:  800-THRIVENT
                  E-mail: mail@thrivent.com                   E-mail:  mail@thrivent.com

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 2004 (the "Prospectus") for Thrivent Variable Annuity Account I (the "Variable Account") describing a flexible premium deferred variable annuity contract (the "Contract") previously offered by Thrivent Financial for Lutherans ("Thrivent Financial") to persons eligible for membership in Thrivent Financial. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained .by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-THRIVENT (847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

Introduction

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Thrivent Financial

INTRODUCTION

The Contract was issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") on January 1, 2002. The Contract may have been sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Financial and/or to the Fixed Account . The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a "Fund"""), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios ) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are no longer sold.

There are no special purchase plans or exchange privileges not described in the Prospectus. See "THE CONTRACTS--Transfers" in the Prospectus.

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

Standard and Poor's Disclaimer

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account B at December 31, 2003 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account B (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock, Small Cap Index, Small Cap Value, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, World Growth, International, All Cap, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Value, Real Estate Securities, Balanced, High Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the affiliated transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account B at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

March 19, 2004

                                       THRIVENT VARIABLE ANNUITY ACCOUNT B
                                      Statements of Assets and Liabilities

                                                           --------------------------------------------------------------------
                                                           --------------------------------------------------------------------
                                                             Technology         Small Cap        Opportunity       Small Cap
                                                                Stock            Growth             Growth           Stock
For the year ended December 31, 2003, except as indicated/1/ Subaccount        Subaccount         Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                       $ 3,789,223      $ 15,910,389      $ 143,272,810    $ 6,741,181
Receivable from Thrivent for annuity reserve                           -                 -             56,232             12
                                                         ----------------------------------------------------------------------
     Total Assets                                              3,789,223        15,910,389        143,329,042      6,741,193

Liabilities:
Payable to Thrivent for annuity reserve adjustment                    72               223                  -              -
                                                         ----------------------------------------------------------------------
     Total Liabilities                                                72               223                  -              -
                                                         ----------------------------------------------------------------------
Net Assets                                                   $ 3,789,151      $ 15,910,167      $ 143,329,042    $ 6,741,193
                                                         ======================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                             $ 3,774,645      $ 15,824,527      $ 141,745,700    $ 6,738,837
Reserves for contracts in annuity payment period (note 2)         14,506            85,639          1,583,342          2,356
                                                         ----------------------------------------------------------------------
     Net Assets                                              $ 3,789,151      $ 15,910,167      $ 143,329,042    $ 6,741,193
                                                         ======================================================================

Accumulation units outstanding                                   347,719         1,462,149         13,896,427        630,167
Unit Value (accumulation)                                         $10.86            $10.82             $10.20         $10.69

Series funds, at cost                                         $3,249,279       $14,202,778       $170,432,239     $5,366,655
Series funds shares owned                                        545,707         1,436,747         14,484,730        546,079

                                                         ----------------------------------------------------------------------
                                                         ----------------------------------------------------------------------
                                                             Small Cap         Small Cap          Mid Cap          Mid Cap
                                                               Index             Value          Select Growth       Growth
For the year ended December 31, 2003, except as indicated/1/ Subaccount        Subaccount         Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                      $ 14,607,716       $ 2,988,661       $ 12,575,998   $266,036,284
Receivable from Thrivent for annuity reserve                           -                 -                252         95,597
                                                         ----------------------------------------------------------------------
     Total Assets                                             14,607,716         2,988,661         12,576,250    266,131,881

Liabilities:
Payable to Thrivent for annuity reserve adjustment                    63                84                  -              -
                                                         ----------------------------------------------------------------------
     Total Liabilities                                                63                84                  -              -
                                                         ----------------------------------------------------------------------
Net Assets                                                  $ 14,607,653       $ 2,988,577       $ 12,576,250   $266,131,881
                                                         ======================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                            $ 14,515,876       $ 2,971,966       $ 12,519,737   $263,364,483
Reserves for contracts in annuity payment period (note 2)         91,777            16,611             56,513      2,767,398
                                                         ----------------------------------------------------------------------
      Net Assets                                            $ 14,607,653       $ 2,988,577       $ 12,576,250   $266,131,881
                                                         ======================================================================

Accumulation units outstanding                                 1,380,116           211,508          1,562,096     18,406,117
Unit Value (accumulation)                                         $10.52            $14.05              $8.01         $14.31

Series funds, at cost                                        $11,796,362        $2,675,324        $13,384,305   $295,064,548
Series funds shares owned                                        922,536           217,717          1,536,375     20,334,657

                       The accompanying notes are an integral part of these financial statements

                                                           -----------------------------------------------------------------------
                                                           -----------------------------------------------------------------------
                                                            Mid Cap           Mid Cap            World
For the year ended December 31, 2003,                        Stock             Index             Growth           International
except as indicated /1/                                    Subaccount        Subaccount        Subaccount           Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                     $ 3,720,091       $ 13,338,964      $ 228,327,634      $ 3,359,551
Receivable from Thrivent for annuity reserve                         -                  -             83,202                -
                                                           -----------------------------------------------------------------------
     Total Assets                                            3,720,091         13,338,964        228,410,836        3,359,551

Liabilities:
Payable to Thrivent for annuity reserve adjustment                  70                 29                  -                -
                                                           -----------------------------------------------------------------------
     Total Liabilities                                              70                 29                  -                -
                                                           -----------------------------------------------------------------------
Net Assets                                                 $ 3,720,021       $ 13,338,935      $ 228,410,836      $ 3,359,551
                                                           =======================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                           $ 3,704,370       $ 13,257,946      $ 226,135,444      $ 3,345,180
Reserves for contracts in annuity payment period (note 2)       15,651             80,988          2,275,392           14,371
                                                           -----------------------------------------------------------------------
     Net Assets                                            $ 3,720,021       $ 13,338,935      $ 228,410,836      $ 3,359,551
                                                           =======================================================================

Accumulation units outstanding                                 350,496          1,242,526         19,339,439          258,398
Unit Value (accumulation)                                       $10.57             $10.67             $11.69           $12.95

Series funds, at cost                                       $3,080,974        $11,111,166       $260,328,460       $3,038,183
Series funds shares owned                                      370,704          1,157,142         21,492,693          368,525

                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                                                                                              Investors             Growth
For the year ended December 31, 2003,                          All Cap        Growth           Growth               Stock
except as indicated /1/                                      Subaccount     Subaccount        Subaccount           Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                      $ 22,423,595    $ 1,052,461,286   $ 15,906,837         $ 29,033,262
Receivable from Thrivent for annuity reserve                         482            661,732            452                  741
                                                       ---------------------------------------------------------------------------
     Total Assets                                             22,424,077       ,053,123,018     15,907,289           29,034,003

Liabilities:
Payable to Thrivent for annuity reserve adjustment                     -                  -              -                    -
                                                       ---------------------------------------------------------------------------
     Total Liabilities                                                 -                  -              -                    -
                                                       ---------------------------------------------------------------------------
Net Assets                                                  $ 22,424,077    $ 1,053,123,018   $ 15,907,289         $ 29,034,003
                                                       ===========================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                            $ 22,264,811    $ 1,036,199,170   $ 15,845,472         $ 28,860,330
Reserves for contracts in annuity payment period (note 2)        159,266         16,923,848         61,817              173,673
                                                       ---------------------------------------------------------------------------
      Net Assets                                            $ 22,424,077    $ 1,053,123,018   $ 15,907,289         $ 29,034,003
                                                       ===========================================================================

Accumulation units outstanding                                 2,901,149         22,486,902      1,782,132            2,887,064
Unit Value (accumulation)                                          $7.67             $46.08          $8.89               $10.00

Series funds, at cost                                        $25,906,096     $1,529,560,116    $16,156,548          $26,400,953
Series funds shares owned                                      2,863,915         76,398,743      1,751,468            2,848,465

                          The accompanying notes are an integral part of these financial statements

                                                              --------------------------------------------------------------------
                                                              --------------------------------------------------------------------
                                                                 Capital         Large Company                     Real Estate
                                                                 Growth              Index          Value          Securities
For the year ended December 31, 2003, except as indicated/1/   Subaccount         Subaccount      Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                         $ 26,623,013      $ 25,843,518     $ 79,121,844     $ 10,629,128
Receivable from Thrivent for annuity reserve                              -                 -            4,017                -
                                                         -------------------------------------------------------------------------
     Total Assets                                                26,623,013        25,843,518       79,125,861       10,629,128

Liabilities:
Payable to Thrivent for annuity reserve adjustment                      585               332                -              872
                                                         -------------------------------------------------------------------------
     Total Liabilities                                                  585               332                -              872
                                                         -------------------------------------------------------------------------
Net Assets                                                     $ 26,622,428      $ 25,843,186     $ 79,125,861     $ 10,628,256
                                                         =========================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                               $ 26,391,726      $ 25,638,792     $ 78,574,796     $ 10,497,979
Reserves for contracts in annuity payment period (note 2)           230,702           204,394          551,065          130,277
                                                         -------------------------------------------------------------------------
     Net Assets                                                $ 26,622,428      $ 25,843,186     $ 79,125,861     $ 10,628,256
                                                         =========================================================================

Accumulation units outstanding                                    2,708,647         2,463,326        8,083,860         813,370
Unit Value (accumulation)                                             $9.74            $10.41            $9.72          $12.91

Series funds, at cost                                           $24,054,496       $22,314,350      $75,341,062      $9,719,710
Series funds shares owned                                         3,111,764         1,306,152        8,109,239         839,530

                                                         -------------------------------------------------------------------------
                                                         -------------------------------------------------------------------------
                                                                                   High             High Yield
                                                                 Balanced         Yield                Bond        Income
For the year ended December 31, 2003, except as indicated/1/    Subaccount      Subaccount          Subaccount   Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                                         $ 20,457,292     $ 397,646,128      $ 9,258,020   $ 486,881,902
Receivable from Thrivent for annuity reserve                              -           373,487                -         159,673
                                                         -------------------------------------------------------------------------
     Total Assets                                                20,457,292       398,019,615        9,258,020     487,041,575

Liabilities:
Payable to Thrivent for annuity reserve adjustment                      637                 -            1,029               -
                                                         -------------------------------------------------------------------------
     Total Liabilities                                                  637                 -            1,029               -
                                                         -------------------------------------------------------------------------
Net Assets                                                     $ 20,456,655     $ 398,019,615      $ 9,256,990   $ 487,041,575
                                                         =========================================================================

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period                               $ 20,278,609     $ 390,580,389      $ 9,130,862   $ 478,219,259
Reserves for contracts in annuity payment period (note 2)           178,046         7,439,226          126,129       8,822,316
                                                         -------------------------------------------------------------------------
      Net Assets                                               $ 20,456,655     $ 398,019,615      $ 9,256,990   $ 487,041,575
                                                         =========================================================================

Accumulation units outstanding                                    1,889,847        15,572,891          745,642      16,802,315
Unit Value (accumulation)                                            $10.73            $25.08           $12.25          $28.46

Series funds, at cost                                           $18,646,566      $635,672,957       $8,394,238    $467,536,710
Series funds shares owned                                         1,415,269        77,348,016        1,373,552      47,733,987

                                  The accompanying notes are an integral part of these financial statements

                                                       ----------------------------------------------------------------------
                                                       ----------------------------------------------------------------------
                                                               Bond            Limited           Mortgage          Money
                                                               Index        Maturity Bond       Securities        Market
   For the year ended December 31, 2003, except as indicated  Subaccount      Subaccount        Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
   Assets:
   Series funds, at value                                   $ 25,135,025    $ 80,807,855      $ 5,041,566   $ 106,329,119
   Receivable from Thrivent for annuity reserve                        -               -                -          40,178
                                                       ----------------------------------------------------------------------
        Total Assets                                          25,135,025      80,807,855        5,041,566     106,369,297

   Liabilities:
   Payable to Thrivent for annuity reserve adjustment              1,771             918                -               -
                                                       ----------------------------------------------------------------------
        Total Liabilities                                          1,771             918                -               -
                                                       ----------------------------------------------------------------------
   Net Assets                                               $ 25,133,254    $ 80,806,937      $ 5,041,566   $ 106,369,297
                                                       ======================================================================

   Net Assets Applicable to Annuity Contract Holders:
   Contracts in accumulation period                         $ 24,830,635    $ 80,050,254      $ 5,008,544   $ 105,073,238
   Reserves for contracts in annuity payment period              302,619         756,683           33,022       1,296,059
    (note 2)                                           ----------------------------------------------------------------------
        Net Assets                                          $ 25,133,254    $ 80,806,937      $ 5,041,566   $ 106,369,297
                                                       ======================================================================

   Accumulation units outstanding                              2,262,305       7,456,131          495,417      58,095,555
   Unit Value (accumulation)                                      $10.98          $10.74           $10.11           $1.81

   Series funds, at cost                                     $25,006,588     $79,425,137       $5,010,764    $106,329,119
   Series funds shares owned                                   2,375,397       7,916,207          504,424     106,329,119

                          The accompanying notes are an integral part of these financial statements

                                                 THRIVENT VARIABLE ANNUITY ACCOUNT B
                                                      Statements of Operations

                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                                                              Technology         Small Cap           Opportunity      Small Cap
                                                                Stock              Growth              Growth           Stock
For the year ended December 31, 2003, except as indicated/1/  Subaccount         Subaccount          Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Dividends                                                     $        -         $        -          $         -      $     343
Mortality and expense risk charges                               (17,652)          (149,610)          (1,344,738)       (45,170)
                                                            ----------------------------------------------------------------------
     Net Investment Income(Loss)                                 (17,652)          (149,610)          (1,344,738)       (44,827)

Net realized and unrealized gain(loss) on investments
Net realized gain(loss) on investments                            26,931           (566,167)          (8,737,770)        31,158
Capital gain distributions                                             -                  -                    -              -
Change in unrealized appreciation(depreciation)
of investments                                                   570,397          5,528,178           52,294,183      1,527,542
                                                            ----------------------------------------------------------------------
     Net Gain(Loss) on Investments                               597,328          4,962,011           43,556,413      1,558,700
                                                            ----------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from           $ 579,676         $4,812,401         $ 42,211,675    $ 1,513,873
    Operations                                              ======================================================================

                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                                                              Small Cap          Small Cap            Mid Cap         Mid Cap
                                                                Index              Value            Select Growth      Growth
For the year ended December 31, 2003, except as indicated/1/  Subaccount         Subaccount          Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Dividends                                                     $    27,010        $   1,196           $         -     $         -
Mortalitity and expense risk charges                             (100,602)          (9,604)             (125,232)     (2,563,188)
                                                            ----------------------------------------------------------------------
     Net Investment Income(Loss)                                  (73,592)          (8,408)             (125,232)     (2,563,188)

Net realized and unrealized gain(loss) on investments
Net realized gain(loss) on investments                              2,135              295            (1,119,870)     (9,933,607)
Capital gain distributions                                              -           88,275                     -
Change in unrealized appreciation(depreciation)
of investments                                                  3,246,410          313,337             4,745,182      81,289,968
                                                            ----------------------------------------------------------------------
     Net Gain(Loss) on Investments                              3,248,546          401,907             3,625,312      71,356,361
                                                            ----------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from          $ 3,174,953        $ 393,499           $ 3,500,080    $ 68,793,173
    Operations                                              ======================================================================

                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         Mid Cap            Mid Cap               World
For the year ended December 31, 2003,                     Stock              Index               Growth            International
except as indicated /1/                                 Subaccount         Subaccount          Subaccount           Subaccount
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Dividends                                                    $ 7,492             $ 71,797         $ 2,941,818         $ 33,919
Mortality and expense risk charges                           (27,498)             (92,923)         (2,158,057)         (10,290)
                                                      -------------------------------------------------------------------------
     Net Investment Income(Loss)                             (20,006)             (21,126)            783,761           23,629

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments                        31,491               (7,288)         (9,715,219)           4,109
Capital gain distributions                                         -               74,288                   -                -
Change in unrealized appreciation(depreciation)
of investments                                               732,102            2,605,848          61,948,262          321,368
                                                      ------------------------------------------------------------------------
     Net Gain(Loss) on Investments                           763,593            2,672,848          52,233,043          325,477
                                                      ------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets Resulting
   from Operations                                         $ 743,587          $ 2,651,722        $ 53,016,804        $ 349,106
                                                      ========================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

           The accompanying notes are an integral part of these financial statements

                                           -----------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------
                                                                                    Investors             Growth
For the year ended December 31, 2003,           All Cap           Growth              Growth               Stock
except as indicated /1/                       Subaccount        Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Dividends                                           $ 31,524      $ 5,166,120             $ 12,196             $ 47,403
Mortality and expense risk charges                  (232,250)     (10,478,305)            (170,588)            (265,231)
                                           ----------------------------------------------------------------------------
     Net Investment Income(Loss)                    (200,726)      (5,312,185)            (158,392)            (217,828)

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments            (2,347,407)     (92,236,069)            (551,836)            (669,258)
Capital gain distributions                                 -                -                    -                    -
Change in unrealized appreciation
  (depreciation) of investments                    6,662,553      340,612,856            3,790,618            7,256,116
                                           ----------------------------------------------------------------------------
     Net Gain(Loss) on Investments                 4,315,146      248,376,787            3,238,782            6,586,858
                                           ----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                     $ 4,114,420    $ 243,064,603          $ 3,080,390          $ 6,369,030
                                           ============================================================================

                                           ----------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------
                                                Capital         Large Company                           Real Estate
For the year ended December 31, 2003,           Growth             Index              Value             Securities
except as indicated /1/                       Subaccount        Subaccount          Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dividends                                          $ 123,423        $ 146,504            $ 724,167            $ 197,587
Mortalitity and expense risk charges                (160,867)        (168,143)            (712,663)             (36,363)
                                           ----------------------------------------------------------------------------
     Net Investment Income(Loss)                     (37,444)         (21,639)              11,504              161,224

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments                 6,291          (24,789)            (811,826)               3,280
Capital gain distributions                                 -                -                    -               81,262
Change in unrealized appreciation
  (depreciation) of investments                    2,945,621        4,067,109           16,311,106              909,419
                                           ----------------------------------------------------------------------------
     Net Gain(Loss) on Investments                 2,951,912        4,042,320           15,499,280              993,961
                                           ----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                     $ 2,914,468      $ 4,020,681         $ 15,510,784          $ 1,155,184
                                           ============================================================================

                                           ----------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------
                                                                                    High Yield
For the year ended December 31, 2003,          Balanced         High Yield             Bond               Income
except as indicated /1/                       Subaccount        Subaccount          Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Dividends                                          $ 336,268     $ 33,528,729            $ 485,439         $ 23,402,594
Mortality and expense risk charges                  (158,613)      (4,085,085)             (68,811)          (5,756,014)
                                           ----------------------------------------------------------------------------
     Net Investment Income(Loss)                     177,655       29,443,644              416,628           17,646,580

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments                14,061      (34,503,682)              55,731            2,820,261
Capital gain distributions                                 -                -                    -                    -
Change in unrealized appreciation
  (depreciation) of investments                    2,113,684       91,927,380              861,148           16,686,847
                                           ----------------------------------------------------------------------------
     Net Gain(Loss) on Investments                 2,127,745       57,423,698              916,879           19,507,108
                                           ----------------------------------------------------------------------------
Net Increase(Decrease) in Net Assets
   Resulting from Operations                     $ 2,305,400     $ 86,867,342          $ 1,333,507         $ 37,153,688
                                           ============================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                         The accompanying notes are an integral part of these financial statements

                                                     -------------------------------------------------------------------
                                                     -------------------------------------------------------------------
                                                          Bond           Limited          Mortgage            Money
For the year ended December 31, 2003,                    Index         Maturity Bond     Securities          Market
except as indicated /1/                                Subaccount       Subaccount       Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Dividends                                               $ 1,030,244      $ 2,532,146          $ 56,880       $ 1,248,408
Mortality and expense risk charges                         (264,862)        (972,379)          (20,023)       (1,606,635)
                                                     -------------------------------------------------------------------
     Net Investment Income(Loss)                            765,382        1,559,767            36,857          (358,227)

Net realized and unrealized gain(loss)
  on investments
Net realized gain(loss) on investments                       11,979          563,025              (561)                -
Capital gain distributions                                        -          859,955                 -                 -
Change in unrealized appreciation(depreciation)
of investments                                             (219,933)        (151,491)           30,801                 -
                                                     -------------------------------------------------------------------
     Net Gain(Loss) on Investments                         (207,954)       1,271,489            30,240                 -
                                                     -------------------------------------------------------------------
Net Increase(Decrease) in Net Assets Resulting
   from Operations                                        $ 557,428      $ 2,831,257          $ 67,097        $ (358,227)
                                                     ===================================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

                    The accompanying notes are an integral part of these financial statements

                                             THRIVENT VARIABLE ANNUITY ACCOUNT B
                                              Statements of Changes in Net Assets

                                                    ---------------------------------------------------------------------
                                                    ---------------------------------------------------------------------
                                                                Technology                         Small Cap
                                                                  Stock                             Growth
                                                                Subaccount                        Subaccount
For the years ended, except as indicated/1/            12/31/2003        12/31/2002       12/31/2003        12/31/02
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                 $ (17,652)        $ (1,818)      $ (149,610)      $ (129,663)
Net realized gain(loss) from investment transactions           26,931           (9,538)        (566,167)        (267,042)
Change in unrealized appreciation(depreciation)
   of investments                                             570,397          (30,453)       5,528,178       (4,040,724)
                                                    ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations       579,676          (41,809)       4,812,401       (4,437,429)

Unit Transactions
Proceeds from units issued                                    312,847           26,967        1,126,301         1,342,091
Net asset value of units redeemed                            (274,347)          (6,567)      (4,778,124)        (627,611)
Annuity benefit payments                                         (306)               -             (705)          (1,405)
Adjustments to annuity reserves                                   (72)               -             (191)             (31)
Transfers between subaccounts including fixed account       2,671,272          521,490        1,862,802       12,114,106
                                                    ---------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions        2,709,394          541,890       (1,789,917)      12,827,150
                                                    ---------------------------------------------------------------------
Net Change in Net Assets                                    3,289,070          500,081        3,022,484        8,389,721

Net Assets Beginning of Period                                500,081                -       12,887,683        4,497,962
                                                    ---------------------------------------------------------------------
Net Assets End of Period                                  $ 3,789,151        $ 500,081     $ 15,910,167     $ 12,887,683
                                                    =====================================================================

                                                    ---------------------------------------------------------------------
                                                    ---------------------------------------------------------------------
                                                               Opportunity                       Small Cap
                                                                  Growth                           Stock
                                                                Subaccount                       Subaccount
For the years ended, except as indicated/1/            12/31/2003         12/31/02        12/31/2003       12/31/2002
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                              $ (1,344,738)    $ (1,272,461)       $ (44,827)        $ (8,884)
Net realized gain(loss) from investment transactions       (8,737,770)     (14,576,073)          31,158          (23,488)
Change in unrealized appreciation(depreciation)
   of investments                                          52,294,183      (46,905,792)       1,527,542         (153,015)
                                                    ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations    42,211,675      (62,754,326)       1,513,873         (185,387)

Unit Transactions
Proceeds from units issued                                  6,095,121        6,733,065          454,549          280,173
Net asset value of units redeemed                         (12,475,532)     (12,816,503)        (288,453)         (56,450)
Annuity benefit payments                                      (31,212)        (161,456)             (50)             (52)
Adjustments to annuity reserves                                19,414          (15,695)              20               (9)
Transfers between subaccounts including fixed account      (6,439,974)     (22,215,303)       2,852,282        2,170,698
                                                    ---------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions      (12,832,183)     (28,475,892)       3,018,348        2,394,359
                                                    ---------------------------------------------------------------------
Net Change in Net Assets                                   29,379,492      (91,230,218)       4,532,221        2,208,972

Net Assets Beginning of Period                            113,949,550      205,179,769        2,208,972                -
                                                    ---------------------------------------------------------------------
Net Assets End of Period                                $ 143,329,042    $ 113,949,550      $ 6,741,193      $ 2,208,972
                                                    =====================================================================

                                                    ----------------------------------------------------
                                                    ----------------------------------------------------
                                                                 Small Cap                Small Cap
                                                                   Index                   Value
                                                                 Subaccount              Subaccount
For the years ended, except as indicated/1/            12/31/2003        12/31/2002       12/31/2003
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                 $ (73,592)       $ (23,041)        $ (8,408)
Net realized gain(loss) from investment transactions            2,135           11,358           88,570
Change in unrealized appreciation(depreciation)
   of investments                                           3,246,410         (435,056)         313,337
                                                    ----------------------------------------------------
     Net Change in Net Assets Resulting from Operations     3,174,953         (446,739)         393,499

Unit Transactions
Proceeds from units issued                                  1,329,384          417,932          365,587
Net asset value of units redeemed                            (748,087)        (157,088)         (47,043)
Annuity benefit payments                                         (331)             (91)            (259)
Adjustments to annuity reserves                                   (47)             (16)             (84)
Transfers between subaccounts including fixed account       5,503,366        5,534,417        2,276,877
                                                    ----------------------------------------------------
     Net Change in Net Assets from Unit Transactions        6,084,285        5,795,154        2,595,078
                                                    ----------------------------------------------------
Net Change in Net Assets                                    9,259,238        5,348,415        2,988,577

Net Assets Beginning of Period                              5,348,415                -                -
                                                    ----------------------------------------------------
Net Assets End of Period                                 $ 14,607,653      $ 5,348,415      $ 2,988,577
                                                    ====================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                The accompanying notes are an integral part of these financial statements

                                                        ---------------------------------------------------------------------------
                                                        ---------------------------------------------------------------------------
                                                               Mid Cap Select Growth                      Mid Cap Growth
                                                                      Subaccount                            Subaccount
For the years ended, except as indicated/1/                12/31/2003          12/31/02          12/31/2003          12/31/02
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                    $ (125,232)        $ (111,812)       $ (2,563,188)     $ (2,537,759)
Net realized gain(loss) from investment transactions           (1,119,870)          (303,989)         (9,933,607)      (14,840,903)
Change in unrealized appreciation(depreciation) of investments  4,745,182         (5,792,549)         81,289,968       (70,391,972)
                                                        ---------------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations         3,500,080         (6,208,350)         68,793,173       (87,770,634)

Unit Transactions
Proceeds from units issued                                        754,976          1,338,050          10,564,686        14,315,753
Net asset value of units redeemed                              (3,757,950)          (434,218)        (23,989,576)      (21,150,841)
Annuity benefit payments                                           (1,269)            (4,996)            (65,890)         (209,658)
Adjustments to annuity reserves                                       203                 49              29,270            (4,953)
Transfers between subaccounts including fixed account           1,082,583         11,561,740          (4,899,359)      (12,287,644)
                                                        ---------------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions           (1,921,457)        12,460,625         (18,360,869)      (19,337,342)
                                                        ---------------------------------------------------------------------------
Net Change in Net Assets                                        1,578,623          6,252,275          50,432,305      (107,107,976)

Net Assets Beginning of Period                                 10,997,627          4,745,352         215,699,576       322,807,552
                                                        ---------------------------------------------------------------------------
Net Assets End of Period                                     $ 12,576,250       $ 10,997,627       $ 266,131,881     $ 215,699,576
                                                        ===========================================================================

                                                        ---------------------------------------------------------------------------
                                                        ---------------------------------------------------------------------------
                                                                    Mid Cap Stock                         Mid Cap Index
                                                                     Subaccount                            Subaccount
For the years ended, except as indicated/1/                12/31/2003         12/31/2002         12/31/2003         12/31/2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                     $ (20,006)          $ (1,797)          $ (21,126)          $ 7,355
Net realized gain(loss) from investment transactions               31,491            (21,532)             67,000              (972)
Change in unrealized appreciation(depreciation) of investments    732,102            (92,986)          2,605,848          (378,050)
                                                        ---------------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations           743,587           (116,315)          2,651,722          (371,667)

Unit transactions
Proceeds from units issued                                        308,029             83,820           1,118,432           396,676
Net asset value of units redeemed                                (292,463)           (43,386)           (892,610)         (171,488)
Annuity benefit payments                                             (163)                 -                 (58)             (111)
Adjustments to annuity reserves                                       (70)                 -                  (8)              (22)
Transfers between subaccounts including fixed account           1,376,177          1,660,805           5,060,643         5,547,425
                                                        ---------------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions            1,391,510          1,701,239           5,286,399         5,772,481
                                                        ---------------------------------------------------------------------------
Net Change in Net Assets                                        2,135,097          1,584,924           7,938,121         5,400,814

Net Assets Beginning of Period                                  1,584,924                  -           5,400,814                 -
                                                        ---------------------------------------------------------------------------
Net Assets End of Period                                      $ 3,720,021        $ 1,584,924        $ 13,338,935       $ 5,400,814
                                                        ===========================================================================

                                                        ---------------------------------------------------------
                                                        ---------------------------------------------------------
                                                                   World Growth                 International
                                                                    Subaccount                   Subaccount
For the years ended, except as indicated/1/                12/31/2003         12/31/2002         12/31/2003
-----------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                     $ 783,761       $ (1,347,855)           $ 23,629
Net realized gain(loss) from investment transactions           (9,715,219)       (10,223,520)              4,109
Change in unrealized appreciation(depreciation) of investments 61,948,262        (34,922,168)            321,368
                                                        ---------------------------------------------------------
     Net Change in Net Assets Resulting from Operations        53,016,804        (46,493,543)            349,106

Unit transactions
Proceeds from units issued                                      9,128,668         11,467,002             395,451
Net asset value of units redeemed                             (19,506,532)       (19,127,708)            (52,042)
Annuity benefit payments                                          (57,631)          (230,692)                  -
Adjustments to annuity reserves                                    23,466             (8,083)                  -
Transfers between subaccounts including fixed account          (8,746,846)        (9,923,522)          2,667,036
                                                        ---------------------------------------------------------
     Net Change in Net Assets from Unit Transactions          (19,158,874)       (17,823,004)          3,010,445
                                                        ---------------------------------------------------------
Net Change in Net Assets                                       33,857,930        (64,316,547)          3,359,551

Net Assets Beginning of Period                                194,552,906        258,869,454                   -
                                                        ---------------------------------------------------------
Net Assets End of Period                                    $ 228,410,836      $ 194,552,906         $ 3,359,551
                                                        =========================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

         The accompanying notes are an integral part of these financial statements

                                                     ---------------------------------------------------------------------
                                                     ---------------------------------------------------------------------
                                                                 All Cap                           Growth
                                                                Subaccount                       Subaccount
For the years ended, except as indicated/1/            12/31/2003        12/31/02        12/31/2003         12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                               $ (200,726)      $ (222,959)     $ (5,312,185)     $ (5,919,709)
Net realized gain(loss) from investment transactions      (2,347,407)        (384,508)      (92,236,069)     (164,449,337)
Change in unrealized appreciation(depreciation) of
  investments                                              6,662,553      (10,267,367)      340,612,856      (300,755,435)
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations    4,114,420      (10,874,834)      243,064,603      (471,124,481)

Unit transactions
Proceeds from units issued                                 1,661,493        3,110,218        38,892,731        49,510,025
Net asset value of units redeemed                         (4,775,422)        (856,948)     (100,621,206)     (112,252,836)
Annuity benefit payments                                      (1,851)          (7,204)         (398,388)       (1,993,898)
Adjustments to annuity reserves                                  386               95           179,596           (65,649)
Transfers between subaccounts including fixed account       (823,029)      25,702,456       (44,626,114)     (135,425,714)
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions      (3,938,423)      27,948,617      (106,573,381)     (200,228,071)
                                                     ---------------------------------------------------------------------
Net Change in Net Assets                                     175,997       17,073,783       136,491,222      (671,352,552)

Net Assets Beginning of Period                            22,248,080        5,174,297       916,631,796     1,587,984,348
                                                     ---------------------------------------------------------------------
Net Assets End of Period                                $ 22,424,077     $ 22,248,080   $ 1,053,123,018     $ 916,631,796
                                                     =====================================================================

                                                     ---------------------------------------------------------------------
                                                     ---------------------------------------------------------------------
                                                                Investors                           Growth
                                                                  Growth                             Stock
                                                                Subaccount                        Subaccount
For the years ended, except as indicated/1/            12/31/2003        12/31/02        12/31/2003         12/31/02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                               $ (158,392)      $ (129,442)       $ (217,828)       $ (161,447)
Net realized gain(loss) from investment transactions        (551,836)        (188,622)         (669,258)         (262,638)
Change in unrealized appreciation(depreciation)
   of investments                                          3,790,618       (4,074,491)        7,256,116        (4,687,060)
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations    3,080,390       (4,392,555)        6,369,030        (5,111,145)

Unit transactions
Proceeds from units issued                                 1,094,879        1,582,142         1,696,627         2,033,265
Net asset value of units redeemed                         (4,672,113)        (533,460)       (5,910,356)       (1,052,575)
Annuity benefit payments                                      (1,275)          (4,564)           (2,446)           (8,943)
Adjustments to annuity reserves                                  233              219               401               339
Transfers between subaccounts including fixed account      1,166,871       13,838,973         4,428,930        21,472,299
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions      (2,411,405)      14,883,310           213,155        22,444,385
                                                     ---------------------------------------------------------------------
Net Change in Net Assets                                     668,985       10,490,755         6,582,186        17,333,240

Net Assets Beginning of Period                            15,238,304        4,747,549        22,451,817         5,118,577
                                                     ---------------------------------------------------------------------
Net Assets End of Period                                $ 15,907,289     $ 15,238,304      $ 29,034,003      $ 22,451,817
                                                     =====================================================================

                                                     ---------------------------------------------------------------------
                                                     ---------------------------------------------------------------------
                                                                Capital                        Large Company
                                                                 Growth                            Index
                                                               Subaccount                        Subaccount
For the years ended, except as indicated/1/             12/31/03        12/31/2002        12/31/03         12/31/2002
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                $ (37,444)        $ 11,405         $ (21,639)        $ (36,767)
Net realized gain(loss) from investment transactions           6,291          (18,372)          (24,789)           26,170
Change in unrealized appreciation(depreciation)
   of investments                                          2,945,621         (377,105)        4,067,109          (537,941)
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations    2,914,468         (384,072)        4,020,681          (548,538)

Unit Transactions
Proceeds from units issued                                 3,274,421          604,613         2,233,410           908,726
Net asset value of units redeemed                         (1,038,869)        (169,986)       (1,568,549)         (376,039)
Annuity benefit payments                                      (2,543)            (357)           (1,574)           (1,837)
Adjustments to annuity reserves                                 (444)            (141)               (3)             (328)
Transfers between subaccounts including fixed account     14,765,155        6,660,183        12,218,611         8,958,626
                                                     ---------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions      16,997,720        7,094,312        12,881,895         9,489,148
                                                     ---------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     19,912,188        6,710,240        16,902,576         8,940,610

Net Assets Beginning of Period                             6,710,240                -         8,940,610                 -
                                                     ---------------------------------------------------------------------
Net Assets End of Period                                $ 26,622,428      $ 6,710,240      $ 25,843,186       $ 8,940,610
                                                     =====================================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

                        The accompanying notes are an integral part of these financial statements

                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
                                                                                                  Real Estate
                                                                          Value                    Securites
                                                                        Subaccount                Subaccount
For the years ended, except as indicated/1/                    12/31/2003         12/31/02        12/31/2003
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                          $ 11,504         $ 117,888       $ 161,224
Net realized gain(loss) from investment transactions                 (811,826)          (83,263)         84,542
Change in unrealized appreciation(depreciation) of investments     16,311,106       (12,587,547)        909,419
                                                            ----------------------------------------------------
     Net Change in Net Assets Resulting from Operations            15,510,784       (12,552,922)      1,155,184

Unit transactions
Proceeds from units issued                                          5,399,743         6,550,403       1,123,383
Net asset value of units redeemed                                  (8,878,464)       (2,702,894)       (195,885)
Annuity benefit payments                                               (8,188)          (16,253)         (1,896)
Adjustments to annuity reserves                                         1,678             2,339            (872)
Transfers between subaccounts including fixed account              10,075,365        60,099,104       8,548,342
                                                            ----------------------------------------------------
     Net Change in Net Assets from Unit Transactions                6,590,134        63,932,699       9,473,072
                                                            ----------------------------------------------------
Net Change in Net Assets                                           22,100,918        51,379,777      10,628,256

Net Assets Beginning of Period                                     57,024,943         5,645,166               -
                                                            ----------------------------------------------------
Net Assets End of Period                                         $ 79,125,861      $ 57,024,943    $ 10,628,256
                                                            ====================================================

                                                            ------------------------------------------------------------------
                                                            ------------------------------------------------------------------
                                                                         Balanced                        High Yield
                                                                        Subaccount                       Subaccount
For the years ended, except as indicated/1/                    12/31/2003        12/31/2002       12/31/2003      12/31/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                         $ 177,655         $ (38,131)   $ 29,443,644  $ 43,426,487
Net realized gain(loss) from investment transactions                   14,061           216,169     (34,503,682)  (80,526,107)
Change in unrealized appreciation(depreciation) of investments      2,113,684          (302,957)     91,927,380    (7,745,676)
                                                            ------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations             2,305,400          (124,919)     86,867,342   (44,845,295)

Unit transactions
Proceeds from units issued                                          2,096,395           761,016      16,268,634    16,250,883
Net asset value of units redeemed                                  (1,365,998)         (266,864)    (44,880,642)  (45,909,180)
Annuity benefit payments                                               (2,470)           (2,676)       (160,261)     (781,993)
Adjustments to annuity reserves                                            51              (688)         94,505        38,757
Transfers between subaccounts including fixed account               7,717,022         9,340,386      (8,637,831)  (48,762,888)
                                                            ------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions                8,444,998         9,831,175     (37,315,595)  (79,164,420)
                                                            ------------------------------------------------------------------
Net Change in Net Assets                                           10,750,399         9,706,256      49,551,747  (124,009,716)

Net Assets Beginning of Period                                      9,706,256                 -     348,467,868   472,477,584
                                                            ------------------------------------------------------------------
Net Assets End of Period                                         $ 20,456,655       $ 9,706,256   $ 398,019,615 $ 348,467,868
                                                            ==================================================================

                                                            ------------------------------------------------------------------
                                                            ------------------------------------------------------------------
                                                                      High Yield
                                                                         Bond                              Income
                                                                       Subaccount                         Subaccount
For the years ended, except as indicated/1/                     12/31/03         12/31/2002        12/31/03      12/31/2002
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                                         $ 416,628         $ 119,626    $ 17,646,580  $ 23,424,853
Net realized gain(loss) from investment transactions                   55,731           (11,891)      2,820,261      (543,324)
Change in unrealized appreciation(depreciation) of investments        861,148             2,634      16,686,847     1,838,480
                                                            ------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations             1,333,507           110,369      37,153,688    24,720,010

Unit Transactions
Proceeds from units issued                                            789,049           239,876      17,981,591    23,743,023
Net asset value of units redeemed                                    (738,974)         (136,254)    (70,188,358)  (71,445,579)
Annuity benefit payments                                               (2,900)             (399)       (193,278)     (812,184)
Adjustments to annuity reserves                                        (1,178)              148          29,179       284,364
Transfers between subaccounts including fixed account               4,430,619         3,233,127     (44,820,368)   13,467,077
                                                            ------------------------------------------------------------------
     Net Change in Net Assets from Unit Transactions                4,476,618         3,336,497     (97,191,234)  (34,763,299)
                                                            ------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                               5,810,124         3,446,866     (60,037,546)  (10,043,289)

Net Assets Beginning of Period                                      3,446,866                 -     547,079,121   557,122,410
                                                            ------------------------------------------------------------------
Net Assets End of Period                                          $ 9,256,990       $ 3,446,866   $ 487,041,575 $ 547,079,121
                                                            ==================================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

           The accompanying notes are an integral part of these financial statements

                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
                                                               Bond                         Limited
                                                               Index                     Maturity Bond
                                                              Subaccount                  Subaccount
For the years ended, except as indicated/1/           12/31/2003     12/31/2002    12/31/2003    12/31/2002
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                              $ 765,382      $ 303,641   $ 1,559,767   $ 1,250,235
Net realized gain(loss) from investment transactions        11,979          6,100     1,422,980        10,500
Change in unrealized appreciation(depreciation)
   of investments                                         (219,933)       348,370      (151,491)    1,670,647
                                                    ----------------------------------------------------------
     Net Change in Net Assets Resulting from Operations    557,428        658,111     2,831,257     2,931,382

Unit transactions
Proceeds from units issued                               3,344,511      1,046,979     7,392,020     8,350,109
Net asset value of units redeemed                       (2,794,956)      (628,940)  (28,762,431)   (3,955,431)
Annuity benefit payments                                    (4,793)        (4,487)      (12,781)      (18,599)
Adjustments to annuity reserves                               (501)        (1,270)         (977)           58
Transfers between subaccounts including fixed account    5,686,942     17,274,229     2,514,735    71,855,649
                                                    ----------------------------------------------------------
     Net Change in Net Assets from Unit Transactions     6,231,203     17,686,512   (18,869,434)   76,231,787
                                                    ----------------------------------------------------------
Net Change in Net Assets                                 6,788,631     18,344,623   (16,038,177)   79,163,169

Net Assets Beginning of Period                          18,344,623              -    96,845,114    17,681,945
                                                    ----------------------------------------------------------
Net Assets End of Period                              $ 25,133,254   $ 18,344,623  $ 80,806,937  $ 96,845,114
                                                    ==========================================================

                                                    --------------------------------------------
                                                    --------------------------------------------
                                                       Mortgage                Money
                                                      Securities               Market
                                                      Subaccount             Subaccount
For the years ended, except as indicated 1            12/31/2003     12/31/2003     12/31/02
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

Operations
Net investment income(loss)                               $ 36,857     $ (358,227)    $ 831,663
Net realized gain(loss) from investment transactions          (561)             -             -
Change in unrealized appreciation(depreciation)
   of investments                                           30,801              -             -
                                                    --------------------------------------------
     Net Change in Net Assets Resulting from Operations     67,097       (358,227)      831,663

Unit transactions
Proceeds from units issued                                 905,903     11,500,602    29,057,828
Net asset value of units redeemed                         (149,261)   (31,287,718)  (41,142,851)
Annuity benefit payments                                         -        (23,995)     (156,776)
Adjustments to annuity reserves                                  -            695         2,594
Transfers between subaccounts including fixed account    4,217,827    (59,296,835)  (36,540,474)
                                                    --------------------------------------------
     Net Change in Net Assets from Unit Transactions     4,974,468    (79,107,251)  (48,779,679)
                                                    --------------------------------------------
Net Change in Net Assets                                 5,041,566    (79,465,479)  (47,948,016)

Net Assets Beginning of Period                                   -    185,834,775   233,782,791
                                                    --------------------------------------------
Net Assets End of Period                               $ 5,041,566  $ 106,369,297 $ 185,834,775
                                                    ============================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

           The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2003

(1) ORGANIZATION

The Thrivent Variable Annuity Account B (the Variable Account), formerly the LB Variable Annuity Account B, is registered as a unit investment trust under the Investment Companies Act of 1940, and is a separate account of Thrivent Financial for Lutherans
(Thrivent Financial).  The Variable Account contains twenty-eight subaccounts each of which invests in a corresponding portfolio of either the AAL Variable Product Series Fund, Inc. or the LB Series Fund,. Inc. (each a Fund and collectively the Funds) as follows:

Subaccount                              Series
----------                              -------
Technology Stock (c)                    AAL Variable Product Series Fund, Inc. - Technology Stock Portfolio
Small Cap Growth                        LB Series Fund, Inc. - Small Cap Growth Portfolio
Opportunity Growth                      LB Series Fund, Inc. - Opportunity Growth Portfolio
Small Cap Stock (c)                     AAL Variable Product Series Fund, Inc. - Small Cap Stock Portfolio
Small Cap Index (c)                     AAL Variable Product Series Fund, Inc. - Small Cap Index Portfolio
Small Cap Value (a)                     AAL Variable Product Series Fund, Inc. - Small Cap Value Portfolio
Mid Cap Select Growth                   LB Series Fund, Inc. - Mid Cap Select Growth Portfolio
Mid Cap Growth                          LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock (c)                       AAL Variable Product Series Fund, Inc. - Mid Cap Stock Portfolio
Mid Cap Index (c)                       AAL Variable Product Series Fund, Inc. - Mid Cap Index Portfolio
World Growth                            LB Series Fund, Inc. - World Growth Portfolio
International (b)                       AAL Variable Product Series Fund, Inc. - International Portfolio
All Cap                                 LB Series Fund, Inc. - All Cap Portfolio
Growth                                  LB Series Fund, Inc. - Growth Portfolio
Investors Growth                        LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock                            LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth (c)                      AAL Variable Product Series Fund, Inc. - Capital Growth Portfolio
Large Company Index (c)                 AAL Variable Product Series Fund, Inc. - Large Company Index Portfolio
Value                                   LB Series Fund, Inc. - Value Portfolio
Real Estate Securities (a)              AAL Variable Product Series Fund, Inc. - Real Estate Securities Portfolio
Balanced                                AAL Variable Product Series Fund, Inc. - Balanced Portfolio
High Yield                              LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond (c)                     AAL Variable Product Series Fund, Inc. - High Yield Bond Portfolio
Income                                  LB Series Fund, Inc. - Income Portfolio
Bond Index (c)                          AAL Variable Product Series Fund, Inc. - Bond Index Portfolio
Limited Maturity Bond                   LB Series Fund, Inc. - Limited Maturity Bond Portfolio
Mortgage Securities (a)                 AAL Variable Product Series Fund, Inc. - Mortgage Securities Portfolio
Money Market                            LB Series Fund, Inc. - Money Market Portfolio

(a) Since Inception, April 30, 2003
(b) Since Inception, April 25, 2003
(c) Since Inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as  diversified open-end investment companies.

The Variable Account is used to fund only flexible premium deferred variable annuity contracts issued by Thrivent Financial.  Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.

A fixed account investment option is available  for contract owners of the flexible premium deferred variable annuity.
Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law.  Accordingly,  the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the
Fund. The cost of shares sold and redeemed is determined on the average cost method.  Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, no provision for income taxes has been charged against the Variable Account.  Thrivent Financial  reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

Annuity Reserves

Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 1983 Table A mortality table and the 2000 IAM mortality table.  The assumed interest is 3.5 percent.  Changes to annuity reserves are based on actual mortality and risk experience.
If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to Thrivent Financial.  If additional reserves are required, Thrivent Financial reimburses the Variable Account.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account for units issued represent gross contract premiums received by Thrivent Financial.  No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted by Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force.  The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year.
For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year.  This charge is deducted by redeeming units of the subaccounts of the Variable Account.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate Thrivent Financial for administrative expenses relating to the contract and the Variable Account.  This charge is deducted by redeeming units of the subaccounts of the Variable Account.  No such charge is deducted from contracts for which total premiums paid, less surrenders, equals or exceeds $5,000.  No administrative charge is payable during the annuity period.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.1% of the average daily net assets of the Variable Account.

Additionally, during the year ended December 31, 2003, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund.  The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                            % of Average                                                    % of Average
Subaccount                   Net Assets                             Subaccount               Net Assets
--------------------------------------------                        -----------------------------------------
--------------------------------------------                        -----------------------------------------
Technology Stock                      0.75%                         Investors Growth                   0.80%
Small Cap Growth                      1.00%                         Growth Stock                       0.80%
Opportunity Growth                    0.40%                         Capital Growth                     0.65%
Small Cap Stock                       0.70%                         Large Company Index                0.32%
Small Cap Index                       0.34%                         Value                              0.60%
Small Cap Value                       0.80%                         Real Estate Securities             0.80%
Mid Cap Select Growth                 0.90%                         Balanced                           0.32%
Mid Cap Growth                        0.40%                         High Yield                         0.40%
Mid Cap Stock                         0.70%                         High Yield Bond                    0.40%
Mid Cap Index                         0.35%                         Income                             0.40%
World Growth                          0.85%                         Bond Index                         0.35%
International                         0.80%                         Limited Maturity Bond              0.40%
All Cap                               0.95%                         Mortgage Securities                0.50%
Growth                                0.40%                         Money Market                       0.40%

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                       Technology        Small Cap            Opportunity           Small Cap            Small Cap       Small Cap
                          Stock            Growth               Growth                Stock                Index           Value
                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2001             -            426,759           18,932,410                    -                     -               -
  Units issued            84,475          1,978,768            3,199,424              440,683               958,148               -
  Units redeemed         (15,504)          (713,307)          (6,548,768)            (154,229)             (263,523)              -
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2002        68,971          1,692,220           15,583,066              286,454               694,625               -
  Units issued           402,783            801,169            2,736,550              573,984             1,203,841         249,237
  Units redeemed        (124,035)        (1,031,240)          (4,423,189)            (230,271)             (518,350)        (37,729)
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003       347,719          1,462,149           13,896,427              630,167             1,380,116         211,508
                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                     Mid Cap Select       Mid Cap               Mid Cap              Mid Cap               World
                         Growth            Growth                Stock                Index                Growth      International
                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2001       448,117         21,999,035                    -                    -            23,248,744               -
  Units issued         1,950,404          7,176,758              305,317              945,308             7,816,365               -
  Units redeemed        (542,161)        (9,102,168)            (109,192)            (270,447)           (9,664,415)              -
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2002.    1,856,360         20,073,625              196,125              674,861            21,400,694               -
  Units issued           781,812          4,436,790              295,903              995,963             4,622,024         311,289
  Units redeemed      (1,076,076)        (6,104,298)            (141,532)            (428,298)           (6,683,279)        (52,891)
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003     1,562,096         18,406,117              350,496            1,242,526            19,339,439         258,398
                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------
                           All                                 Investors             Growth               Capital      Large Company
                           Cap             Growth               Growth                Stock                Growth          Index
                    ----------------------------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2001      502,341         30,408,734              471,010              504,103                     -               -
  Units issued        4,517,124          6,115,265            2,338,514            3,560,355             1,181,219       1,982,208
  Units redeemed     (1,490,536)       (11,238,456)            (732,794)          (1,165,333)             (358,078)       (899,883)
                    ---------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2002    3,528,929         25,285,543            2,076,730            2,899,125               823,141       1,082,325
  Units issued        1,198,042          4,251,152            1,359,953            1,878,536             2,811,421       2,293,771
  Units redeemed     (1,825,822)        (7,049,793)          (1,654,551)          (1,890,597)             (925,915)       (912,770)
                    ---------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003    2,901,149         22,486,902            1,782,132            2,887,064             2,708,647       2,463,326
                    ===============================================================================================================

                    ---------------------------------------------------------- -----------------------------------------------------
                    ---------------------------------------------------------- -----------------------------------------------------
                                        Real Estate                                   High               High Yield
                          Value          Securities            Balanced               Yield                 Bond           Income
                    ---------------------------------------------------------- -----------------------------------------------------
                    ---------------------------------------------------------- -----------------------------------------------------

Units outstanding at
 December 31, 2001       557,003                  -                    -           21,241,884                     -      21,672,281
  Units issued         9,769,783                  -            1,528,346            4,720,983               531,710       8,830,423
  Units redeemed      (2,986,504)                 -             (490,244)          (8,675,034)             (183,752)    (10,188,588)
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2002     7,340,282                  -            1,038,102           17,287,833               347,958      20,314,116
  Units issued         5,198,494          1,003,377            1,540,458            3,722,411               759,150       4,542,893
  Units redeemed      (4,454,916)          (190,007)            (688,713)          (5,437,353)             (361,466)     (8,054,694)
                    ----------------------------------------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003     8,083,860            813,370            1,889,847           15,572,891               745,642      16,802,315
                    ================================================================================================================

                    -------------------------------------------------------------- --------------------
                    -------------------------------------------------------------- --------------------
                          Bond                Limited              Mortgage               Money
                          Index               Maturity            Securities             Market
                    -------------------------------------------------------------- --------------------
                    -------------------------------------------------------------- --------------------

Units outstanding at
 December 31, 2001                  -              1,780,622                    -          128,732,333
  Units issued              2,565,498             11,344,951                    -          121,392,199
  Units redeemed             (870,983)            (3,842,282)                   -         (148,459,278)
                    -----------------------------------------------------------------------------------

Units outstanding at
 December 31, 2002          1,694,515              9,283,291                    -          101,665,254
  Units issued              2,097,473              6,046,254            1,026,028           50,374,787
  Units redeemed           (1,529,683)            (7,873,414)            (530,611)         (93,944,486)
                    -----------------------------------------------------------------------------------

Units outstanding at
 December 31, 2003          2,262,305              7,456,131              495,417           58,095,555
                    ===================================================================================

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2003 were as follows:

Subaccount                                  Purchases              Sales
----------                                  ---------              -----
Technology Stock                          $ 3,125,870              $ 448,125
Small Cap Growth                            2,811,803              4,751,139
Opportunity                                 1,062,569             15,336,187
Small Cap Stock                             3,257,372                283,872
Small Cap Index                             6,531,347                520,607
Small Cap Value                             2,678,290                  3,261
Mid Cap Select Growth                       2,005,161              4,052,053
Mid Cap Growth                              3,797,262             24,810,213
Mid Cap Stock                               1,760,664                389,090
Mid Cap Index                               6,073,085                734,265
World Growth                                3,877,930             22,288,703
International                               3,123,855                 89,782
All Cap                                     1,800,838              5,949,518
Growth                                      7,882,520            119,976,984
Investors Growth                            2,315,187              4,885,216
Growth Stock                                5,301,660              5,306,734
Capital Growth                             17,250,250                289,531
Large Company Index                        13,309,824                449,564
Value                                      11,648,455              5,048,497
Real Estate Securities                      9,757,687                 41,257
Balanced                                    9,486,125                863,523
High Yield                                 35,782,053             43,760,405
High Yield Bond                             5,816,522                922,098
Income                                     24,705,957            104,315,625
Bond Index                                 10,338,720              3,341,634
Limited Maturity Bond                      16,168,395             32,617,265
Mortgage Securities                         5,088,254                 76,928
Money Market                                7,412,687             86,887,567

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the three years in the period ended December 31, 2003, follows:

Subaccount                                  2003                 2002                  2001
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Technology Stock
Units                                          347,719               68,971
Unit value                                      $10.86                $7.25
Net assets                                  $3,789,151             $500,081
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.00%              0.00%
Total Return (c)                                 49.71%            (27.49) %

Small Cap Growth
Units                                        1,462,149            1,692,220               426,759
Unit value                                      $10.82                $7.61                $10.54
Net assets                                 $15,910,167          $12,887,683            $4,497,962
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.00%              0.00%              0.00%
Total Return (c)                                 42.26%            (27.82)  %              5.40%

Opportunity Growth
Units                                       13,896,427           15,583,066            18,932,410
Unit value                                      $10.20                $7.24                $10.74
Net assets                                $143,329,042         $113,949,550          $205,179,769
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.00%              0.26%              0.32%
Total Return (c)                                 40.80%            (32.52)  %            (18.93) %

Small Cap Stock
Units                                          630,167              286,454
Unit value                                      $10.69                $7.71
Net assets                                  $6,741,193           $2,208,972
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.01%              0.00%
Total Return (c)                                 38.66%            (22.88) %

Small Cap Index
Units                                        1,380,116              694,625
Unit value                                      $10.52                $7.69
Net assets                                 $14,607,653           $5,348,415
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.29%              0.01%
Total Return (c)                                 36.65%            (23.03) %

Small Cap Value
Units                                          211,508
Unit value                                      $14.05
Net assets                                  $2,988,577
Ratio of expenses to net assets (a)               1.10%
Investment income ratio (b)                       0.09%
Total Return (c)                                 40.51%

Mid Cap Select Growth
Units                                        1,562,096            1,856,360               448,117
Unit value                                       $8.01                $5.90                $10.59
Net assets                                 $12,576,250          $10,997,627            $4,745,352
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.00%              0.00%              0.00%
Total Return (c)                                 35.84%            (44.28)  %              5.90%

Mid Cap Growth
Units                                       18,406,117           20,073,625            21,999,035
Unit value                                      $14.31               $10.64                $14.56
Net assets                                $266,131,881         $215,699,576          $322,807,552
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.00%              0.15%              0.43%
Total Return (c)                                 34.44%            (26.90)  %            (20.63) %

Mid Cap Stock
Units                                          350,496              196,125
Unit value                                      $10.57                $8.08
Net assets                                  $3,720,021           $1,584,924
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.30%              0.54%
Total Return (c)                                 30.83%            (19.22)  %

Mid Cap Index
Units                                        1,242,526              674,861
Unit value                                      $10.67                $8.00
Net assets                                 $13,338,935           $5,400,814
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.85%              0.97%
Total Return (c)                                 33.33%            (19.97)  %

World Growth
Units                                       19,339,439           21,400,694            23,248,744
Unit value                                      $11.69                $9.01                $11.03
Net assets                                $228,410,836         $194,552,906          $258,869,454
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       1.50%              0.50%              0.38%
Total Return (c)                                 29.83%            (18.34)  %            (21.91)%

International
Units                                          258,398
Unit value                                      $12.95
Net assets                                  $3,359,551
Ratio of expenses to net assets (a)               1.10%
Investment income ratio (b)                       2.42%
Total Return (c)                                 29.46%

All Cap
Units                                        2,901,149            3,528,929               502,341
Unit value                                       $7.67                $6.28                $10.30
Net assets                                 $22,424,077          $22,248,080            $5,174,297
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.15%              0.00%              0.00%
Total Return (c)                                 22.17%            (39.01)  %              3.00%

Growth
Units                                       22,486,902           25,285,543            30,408,734
Unit value                                      $46.08               $35.70                $51.57
Net assets                              $1,053,123,018         $916,631,796        $1,587,984,348
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.54%              0.61%              0.22%
Total Return (c)                                 29.06%            (30.77)  %            (20.03) %

Investors Growth
Units                                        1,782,132            2,076,730               471,010
Unit value                                       $8.89                $7.32                $10.08
Net assets                                 $15,907,289          $15,238,304            $4,747,549
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.08%              0.12%              0.00%
Total Return (c)                                 21.41%            (27.34)  %              0.80%

Growth Stock
Units                                        2,887,064            2,899,125               504,103
Unit value                                      $10.00                $7.71                $10.15
Net assets                                 $29,034,003          $22,451,817            $5,118,577
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.00%              0.21%              0.00%
Total Return (c)                                 29.61%            (24.04)  %              1.54%

Capital Growth
Units                                        2,708,647              823,141
Unit value                                       $9.74                $8.12
Net assets                                 $26,622,428           $6,710,240
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.84%              1.05%
Total Return (c)                                 20.03%            (18.83) %

Large Company Index
Units                                        2,463,326            1,082,325
Unit value                                      $10.41                $8.21
Net assets                                 $25,843,186           $8,940,610
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       0.96%              0.02%
Total Return (c)                                 26.61%            (17.92) %

Value
Units                                        8,083,860            7,340,282               557,003
Unit value                                       $9.72                $7.73                $10.13
Net assets                                 $79,125,861          $57,024,943            $5,645,166
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       1.12%              1.41%              0.00%
Total Return (c)                                 25.69%            (23.70)  %              1.35%

Real Estate
Units                                          813,370
Unit value                                      $12.91
Net assets                                 $10,628,256
Ratio of expenses to net assets (a)               1.10%
Investment income ratio (b)                       4.00%
Total Return (c)                                 29.07%

Balanced
Units                                        1,889,847            1,038,102
Unit value                                      $10.73                $9.26
Net assets                                 $20,456,655           $9,706,256
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       2.33%              0.01%
Total Return (c)                                 15.89%             (7.41)  %

High Yield
Units                                       15,572,891           17,287,833            21,241,884
Unit value                                      $25.08               $19.81                $21.93
Net assets                                $398,019,615         $348,467,868          $472,477,584
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       9.03%             11.63%             13.00%
Total Return (c)                                 26.60%             (9.65)  %             (4.66)  %

High Yield Bond
Units                                          745,642              347,958
Unit value                                      $12.25                $9.87
Net assets                                  $9,256,990           $3,446,866
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       7.74%              6.93%
Total Return (c)                                 24.04%             (1.29) %

Income
Units                                       16,802,315           20,314,116            21,672,281
Unit value                                      $28.46               $26.52                $25.35
Net assets                                $487,041,575         $547,079,121          $557,122,410
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       4.47%              5.29%              6.11%
Total Return (c)                                  7.33%              4.59%              6.20%

Bond Index
Units                                        2,262,305            1,694,515
Unit value                                      $10.98               $10.71
Net assets                                 $25,133,254          $18,344,623
Ratio of expenses to net assets (a)               1.10%              1.10%
Investment income ratio (b)                       4.28%              3.64%
Total Return (c)                                  2.45%              7.12%

Limited Maturity Bond
Units                                        7,456,131            9,283,291             1,780,622
Unit value                                      $10.74               $10.39                 $9.93
Net assets                                 $80,806,937          $96,845,114           $17,681,945
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       2.87%              3.13%              0.25%
Total Return (c)                                  3.33%              4.63%             (0.70) %

Mortgage Securities
Units                                          495,417
Unit value                                      $10.11
Net assets                                  $5,041,566
Ratio of expenses to net assets (a)               1.10%
Investment income ratio (b)                       2.09%
Total Return (c)                                  1.10%

Money Market
Units                                       58,095,555          101,665,254           128,732,333
Unit value                                       $1.81                $1.81                 $1.81
Net assets                                $106,369,297         $185,834,775          $233,782,791
Ratio of expenses to net assets (a)               1.10%              1.10%              1.10%
Investment income ratio (b)                       0.86%              1.50%              3.74%
Total Return (c)                                 (0.27) %              0.39%              2.86%

(a)  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
     Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(b)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c)  These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and
     expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of the investment option in the variable account.  The total return is calculated for each period indicated or from the inception date through the end of the reporting period.

Report of Independent Auditors

The Board of Directors
Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial), formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL), as of December 31, 2003 and 2002, and the related consolidated statements of operations, members' equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of Thrivent Financial's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the 2001 financial statements of LB which statements reflect total revenues constituting 44% of the related consolidated financial statement totals for the year then ended and which reflect net income (loss) constituting approximately (3)% of the related consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

January 28, 2004

Thrivent Financial for Lutherans
Consolidated Balance Sheets
December 31, 2003 and 2002
(dollars in millions)

                                                     2003         2002
                                                  ----------   ----------
Assets
   Fixed maturity securities, at fair value       $   29,103   $   26,793
   Equity securities, at fair value                    1,316        1,379
   Mortgage loans                                      5,817        5,812
   Real estate                                           154          208
   Contract loans                                      1,256        1,272
   Short-term investments                                991          667
   Other investments                                     588          326
                                                  ----------   ----------
      Total investments                               39,225       36,457
   Cash and cash equivalents                           1,751        1,753
   Accrued investment income                             368          363
   Receivables                                           104          112
   Deferred acquisition costs                          1,808        1,723
   Property and equipment, net                           171          186
   Other assets                                           37           33
   Assets held in separate accounts                    9,203        7,354
                                                  ----------   ----------
Total Assets                                      $   52,667   $   47,981
                                                  ==========   ==========
Liabilities
   Future contract benefits                       $   11,337   $   10,836
   Contractholder funds                               22,510       21,090
   Unpaid claims and claim expenses                      219          186
   Notes payable                                          83           91
   Amounts due to brokers                              2,401        2,169
   Other liabilities                                     658          637
   Liabilities related to separate accounts            9,191        7,317
                                                  ----------   ----------
Total Liabilities                                     46,399       42,326
Members' Equity
   Retained earnings                                   5,102        4,850
   Accumulated other comprehensive income              1,166          805
                                                  ----------   ----------
Total Members' Equity                                  6,268        5,655
                                                  ----------   ----------
Total Liabilities and Members' Equity             $   52,667   $   47,981
                                                  ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Operations
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Revenues
   Premiums                                       $    1,253   $    1,311   $    1,266
   Net investment income                               2,163        2,180        2,171
   Realized investment gains (losses), net                89         (324)          16
   Contract charges                                      536          529          544
   Other revenue                                         178          175          188
                                                  ----------   ----------   ----------
Total Revenues                                         4,219        3,871        4,185
Benefits and Expenses
   Contract claims and other benefits                    998          929          858
   Increase in contract reserves                         664          780          773
   Interest credited                                   1,053        1,094        1,128
   Dividends to members                                  281          323          344
                                                  ----------   ----------   ----------
      Total benefits                                   2,996        3,126        3,103
   Underwriting, acquisition and insurance
    expenses                                             684          648          578
   Amortization of deferred acquisition costs            151          194          168
   Fraternal benefits and expenses                       136          195          201
                                                  ----------   ----------   ----------
      Total expenses                                     971        1,037          947
                                                  ----------   ----------   ----------
Total Benefits and Expenses                            3,967        4,163        4,050
                                                  ----------   ----------   ----------
Net Income (Loss)                                 $      252   $     (292)  $      135
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Members' Equity
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                   Accumulated
                                                      Other
                                     Retained     Comprehensive
                                     Earnings         Income         Total
                                   ------------   -------------   ------------
Balance as of December 31, 2000    $      5,007   $          69   $      5,076
Comprehensive Income:
   Net income                               135              --            135
   Other comprehensive income                --             136            136
                                                                  ------------
      Total comprehensive income                                           271
                                   ------------   -------------   ------------
Balance as of December 31, 2001           5,142             205          5,347
Comprehensive Income:
   Net loss                                (292)             --           (292)
   Other comprehensive income                --             600            600
                                                                  ------------
      Total comprehensive income                                           308
                                   ------------   -------------   ------------
Balance as of December 31, 2002           4,850             805          5,655
Comprehensive Income:
   Net income                               252              --            252
   Other comprehensive income                --             361            361
                                                                  ------------
      Total comprehensive income                                           613
                                   ------------   -------------   ------------
Balance as of December 31, 2003    $      5,102   $       1,166   $      6,268
                                   ============   =============   ============

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2003, 2002 and 2001
(dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Operating Activities
Net income (loss)                                 $      252   $     (292)  $      135
Adjustments to reconcile net income (loss) to
 net cash provided by operating activities:
   Change in contract liabilities and accruals           534          809          717
   Change in contractholder funds                        360          443          965
   Change in deferred acquisition costs                 (114)         (25)         (64)
   Realized investment (gains) losses, net               (89)         324          (16)
   Changes in other assets and liabilities               140           34          108
                                                  ----------   ----------   ----------
Net Cash Provided by Operating Activities              1,083        1,293        1,845
Investing Activities
Proceeds from sales, maturities or repayments
 of fixed maturity securities, classified
 as available for sale                                41,271       25,039       20,139
Cost of fixed maturity securities acquired,
 classified as available for sale                    (43,617)     (27,300)     (21,159)
Proceeds from sales of equity securities                 918          957        1,029
Cost of equity securities acquired                      (611)      (1,130)      (1,274)
Proceeds from mortgage loans sold, matured
 or repaid                                               962          620          564
Cost of mortgage loans acquired                         (952)        (724)        (926)
Contract loans repaid (issued), net                       16            4          (27)
Purchases of short-term investments, net                (324)        (342)         (35)
Net proceeds from maturities, calls and
 purchases of fixed maturity securities
 classified as held-to-maturity                           --           --          197
Other                                                    192          723          (70)
                                                  ----------   ----------   ----------
Net Cash Used in Investing Activities                 (2,145)      (2,153)      (1,562)
Financing Activities
Universal life and investment contract receipts        1,937        2,196        1,437
Universal life and investment contract
 withdrawals                                            (877)        (886)      (1,366)
                                                  ----------   ----------   ----------
Net Cash Provided by Financing Activities              1,060        1,310           71
                                                  ----------   ----------   ----------
Net Change in Cash and Cash Equivalents                   (2)         450          354
Cash and Cash Equivalents, beginning of year           1,753        1,303          949
                                                  ----------   ----------   ----------
Cash and Cash Equivalents, end of year            $    1,751   $    1,753   $    1,303
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans
Notes to Consolidated Financial Statements
December 31, 2003

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial associates. Thrivent Financial also offers its members additional related financial services through its subsidiaries and affiliates.

Thrivent Financial was formed on January 1, 2002 through the merger of Lutheran Brotherhood ("LB") with and into Aid Association for Lutherans ("AAL") which subsequently changed its name to Thrivent Financial. The merger was accounted for as a pooling of interests and therefore all financial information for periods prior to the merger has been restated to reflect the combined results of the merged organization.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation
The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Fixed maturity securities: Thrivent Financial's fixed maturity securities portfolio is classified as available-for-sale and carried at fair value. Discounts or premiums on the securities are amortized over the term of the securities using the effective interest method.

Equity securities: Thrivent Financial's equity securities portfolio is classified as available-for-sale and carried at fair value.

Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Real estate: Investment real estate is valued at cost plus capital expenditures less accumulated depreciation. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties.

Contract loans: Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value.

Other investments: Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

Loaned securities: Securities loaned under Thrivent Financial's securities lending agreement are included in the Consolidated Balance Sheets at fair value. Thrivent Financial measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members' equity.

Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other than temporary. Factors considered in this evaluation include the fair value of the security, the duration of any decline in value, the credit quality of the issuer and other available information. Investments that decline in value below cost on other than a temporary basis are written down to fair value as a component of realized investment losses. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations.

Contract Liabilities and Accruals
Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue
Other revenue consists primarily of investment advisory fees.

Dividends to Members
Thrivent Financial's insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial's Board of Directors.

Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial's fraternal branch system.

Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial's subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense (benefit) recorded by Thrivent Financial's subsidiaries for the years ended December 31, 2003, 2002 and 2001 totaled $20 million, ($8) million and $3 million, respectively. This tax expense (benefit) is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statement of Operations. Thrivent Financial's subsidiaries had a net deferred tax liability as of December 31, 2003 and 2002 of $43 million and $37 million, respectively.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed maturity securities

The amortized cost and fair value of Thrivent Financial's investment in fixed maturity securities is summarized as follows (dollars in millions):

                                     Amortized  Gross Unrealized    Fair
December 31, 2003                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations
 and agencies                        $   6,335  $    90  $   (14) $   6,411
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  927       21       (4)       944
Corporate and other bonds               16,193    1,237      (53)    17,377
Mortgage & asset-backed securities       4,287      113      (29)     4,371
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  27,742  $ 1,461  $  (100) $  29,103
                                     =========  =======  =======  =========

                                     Amortized  Gross Unrealized    Fair
December 31, 2002                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations and         $   5,680  $   145  $    --  $   5,825
 agencies
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  948       59       --      1,007
Corporate and other bonds               14,635    1,093     (188)    15,540
Mortgage & asset-backed securities       4,220      215      (14)     4,421
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  25,483  $ 1,512  $  (202) $  26,793
                                     =========  =======  =======  =========

The fair value of fixed maturity securities for which an unrealized loss has been recognized for less than twelve months totaled $4,751 million at December 31, 2003. The unrealized loss related to these securities was $89 million at December 31, 2003. The fair value of fixed maturity securities for which an unrealized loss has been recognized for greater than twelve months totaled $115 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2003 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in millions).

                                              Amortized        Fair
                                                 Cost         Value
                                             ------------  ------------
Due in one year or less                      $        783  $        798
Due after one year through five years               5,996         6,386
Due after five years through ten years              7,542         8,100
Due after ten years                                 2,799         3,037
Loan-backed obligations of U.S. Government
 Corporations and agencies                          6,335         6,411
Mortgage and asset-backed securities                4,287         4,371
                                             ------------  ------------
   Total fixed maturity securities           $     27,742  $     29,103
                                             ============  ============

Equity securities

The cost and fair value of Thrivent Financial's investment in equity securities as of December 31, 2003 and 2002 are summarized as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Cost                                         $      1,163  $      1,567
Gross unrealized gains                                171            68
Gross unrealized losses                               (18)         (256)
                                             ------------  ------------
   Fair Value                                $      1,316  $      1,379
                                             ============  ============

The fair value of equity securities for which an unrealized loss has been recognized for less than twelve months totaled $79 million at December 31, 2003. The unrealized loss related to these securities was $7 million at December 31, 2003. The fair value of equity securities for which an unrealized loss has been recognized for greater than twelve months totaled $139 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

Mortgage loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2003 and 2002, were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Commercial                                   $      4,892  $      4,929
Church                                                751           705
Non-commercial                                        209           253
                                             ------------  ------------
                                                    5,852         5,887
                                             ------------  ------------
Allowance for credit losses                           (35)          (75)
                                             ------------  ------------
Total                                        $      5,817  $      5,812
                                             ============  ============
Impaired mortgage loans:
   With allowance for uncollectible loans    $         30  $         11
   Without allowance for uncollectible
    loans                                    $          3  $         49
Allowance for credit losses on impaired
 mortgage loans                              $          5  $         10
Average investment in impaired loans         $         47  $         80

The change in the allowance for credit losses for the years ended December 31, 2003, 2002 and 2001 was as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Allowance for credit losses,
 Beginning of year             $         75  $         82  $         89
Net reductions                          (40)           (7)           (7)
                               ------------  ------------  ------------
Allowance for credit losses,
 end of year                   $         35  $         75  $         82
                               ============  ============  ============

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $3 million, $4 million and $7 million during the years ended December 31, 2003, 2002 and 2001, respectively.

Thrivent Financial's mortgage loan investments are diversified among various geographic regions of the United States as well as by property type. The largest concentration in any one geographic region was 28% and 29% as of December 31, 2003 and 2002, respectively. The largest concentration in any one property type was 32% as of both December 31, 2003 and 2002.

Real estate

The components of real estate investments as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Property held for the
 production of income                        $        137  $        220
Property held for sale                                 44            23
                                             ------------  ------------
                                                      181           243
                                             ------------  ------------
Accumulated depreciation                              (27)          (35)
                                             ------------  ------------
   Total                                     $        154  $        208
                                             ============  ============

Investment income

Investment income by type of investment for the years ended December 31, 2003, 2002 and 2001 is summarized as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Fixed maturity securities      $      1,533  $      1,535  $      1,499
Equity securities                        36            29            29
Mortgage loans                          459           445           446
Real estate                              21            32            32
Contract loans                           88            87            86
Other invested assets                    53            79           102
                               ------------  ------------  ------------
                                      2,190         2,207         2,194
Investment expenses                      27            27            23
                               ------------  ------------  ------------
   Net investment income       $      2,163  $      2,180  $      2,171
                               ============  ============  ============

Realized investment gains and losses

Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001, were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Net gains(losses) on sales:
   Fixed maturity securities
      Gross gains                               $    335   $    204   $    203
      Gross losses                                  (170)      (244)      (208)
   Equity securities
      Gross gains                                     87         99        134
      Gross losses                                   (86)      (171)      (134)
   Other                                               1         (3)        20
                                                --------   --------   --------
                                                     167       (115)        15
                                                --------   --------   --------
Provisions for losses:
   Fixed maturity securities                         (56)      (132)        (6)
   Equity securities                                 (62)       (84)        --
   Mortgage loans                                     40          7          7
                                                --------   --------   --------
                                                     (78)      (209)         1
                                                --------   --------   --------
Realized investment gains(losses), net          $     89   $   (324)  $     16
                                                ========   ========   ========

Proceeds from the sale of fixed maturity securities for the years ended December 31, 2003, 2002 and 2001 were $36.2 billion, $21.8 billion and $18.0 billion, respectively.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31, 2003 and 2002 are shown below (dollars in millions):

                                                  2003       2002
                                                --------   --------
Unrealized investment gains                     $  1,518   $  1,128
Deferred acquisition cost adjustment                (331)      (302)
Deferred income tax adjustment                        (3)        (6)
Minimum pension liability adjustment                 (18)       (15)
                                                --------   --------
   Total                                        $  1,166   $    805
                                                ========   ========

Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2003, 2002 and 2001 are as follow (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Unrealized investment gains and losses
 arising during the period on securities
 available for sale                             $    438   $    481   $    183
Unrealized investment gains on fixed maturity
 securities transferred from held-to-maturity
 to available-for-sale                                --         45         18
Reclassification adjustment for realized
 gains and losses included in net income             (48)       328         11
Change in deferred acquisition costs due
 to unrealized investment gains and losses           (29)      (236)       (75)
Change in deferred income taxes due
 to unrealized investment gains and losses             3         (3)        (1)
Minimum pension liability adjustment                  (3)       (15)        --
                                                --------   --------   --------
   Total other comprehensive income             $    361   $    600   $    136
                                                ========   ========   ========

On January 1, 2001 and 2002 Thrivent Financial transferred $871 million and $1,757 million, respectively, of its securities previously classified as 'held-to-maturity' to the available for sale category. The transfers were completed in conjunction with the January 1, 2001 adoption of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" and the January 1, 2002 merger of LB with and into AAL, respectively. Following the transfer on January 1, 2002, Thrivent Financial had no remaining held-to-maturity securities.

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Balance at beginning of year                    $  2,025   $  2,000   $  1,936
Capitalization of acquisition costs                  265        219        232
Acquisition costs amortized                         (151)      (194)      (168)
                                                --------   --------   --------
                                                   2,139      2,025      2,000
                                                --------   --------   --------
Adjustment for unrealized investment gains
 and losses                                         (331)      (302)       (66)
                                                --------   --------   --------
   Balance at end of year                       $  1,808   $  1,723   $  1,934
                                                ========   ========   ========

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2003 and 2002 are as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Buildings                                       $    136   $    146
Furniture and equipment                              212        182
Other                                                 13         11
                                                --------   --------
                                                     361        339
                                                --------   --------
Accumulated depreciation                            (190)      (153)
                                                --------   --------
   Property and equipment, net                  $    171   $    186
                                                ========   ========

Depreciation expense for the years ended December 31, 2003 and 2002 was $45 million and $39 million, respectively.

Note 5. Notes Payable

Thrivent Financial has mortgage notes outstanding totaling $81 million and $89 million as of December 31, 2003 and 2002, respectively, secured by certain investments in real estate. Interest rates on these notes range from 5 percent to 10 percent. Notes maturing during 2004 total $32 million, with the remainder maturing between 2005 and 2013.

In addition, Thrivent Financial has an unsecured note payable totaling $2 million as of both December 31, 2003 and 2002. The interest rate on this note was 3.8 percent and the note matures in 2005.

Note 6. Employee Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a date of December 31 to measure its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial's qualified retirement and other plans for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                    Retirement Plans          Other Plans
                                  2003    2002    2001    2003    2002    2001
                                 ----------------------  ----------------------
Service cost                     $   19  $   19  $   18  $    3  $    4  $    3
Interest cost                        36      34      32       5       5       5
Expected return on plan assets      (43)    (43)    (41)     --      --      --
Amortization of prior service
 cost                                (1)      1       1      (1)      1      --
Other                                --      (1)     (4)     --      --       1
                                 ----------------------  ----------------------
   Periodic cost                 $   11  $   10  $    6  $    7  $   10  $    9
                                 ======================  ======================

The plans' funding status and the amounts recognized in the consolidated financial statements as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                             Retirement Plans     Other Plans
                                              2003     2002      2003     2002
                                             ----------------------------------
Change in benefit obligation:
   Benefit obligation at beginning of year   $  524   $   478   $   75   $   73
   Service cost                                  19        19        3        4
   Interest cost                                 36        35        5        5
   Plan participants' contributions              --         5       --       --
   Actuarial loss                                22        27       20       18
   Benefits paid                                (25)      (21)      (7)      (5)
   Amendments                                    --       (19)      --      (20)
                                             ----------------------------------
      Benefit obligation at end of year         576       524       96       75
                                             ----------------------------------
Change in plan assets:
   Fair value of plan assets at beginning
    of year                                     402       453       --       --
   Actual return on plan assets                  63       (35)      --       --
   Employer contribution                          5        --        7        4
   Plan participants' contributions              --         5       --        1
   Benefits paid                                (25)      (21)      (7)      (5)
                                             ----------------------------------
      Fair value of plan assets at end of
       year                                     445       402       --       --
                                             ----------------------------------
Funded status                                  (131)     (122)     (96)     (75)
Unrecognized net losses                         104       102       33       13
Unrecognized prior service cost                  (7)       (7)      (9)      (9)
                                             ----------------------------------
                                                (34)      (27)     (72)     (71)
                                             ----------------------------------
Additional minimum pension liability            (18)      (15)      --       --
                                             ----------------------------------
Accrued pension liability at end of year     $  (52)  $   (42)  $  (72)  $  (71)
                                             ----------------------------------
Accumulated benefit obligation               $  497   $   444   $   96   $   75
                                             ==================================

                                             Retirement Plans    Other Benefits
                                              2003     2002      2003     2002
                                             ----------------------------------
Weighted average assumptions as of
 end of year
   Discount rate                               6.25%      7.0%    6.25%     7.0%
   Expected return on plan assets              8.75%      9.0%     n/a      n/a
   Rate of compensation increase               3.75%      5.0%     n/a      n/a

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was nine percent in 2003 trending down to five percent in 2009. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2003 total service and interest cost by $1 million and the postretirement health care benefit obligation by $12 million. During December 2003, Congress passed legislation affecting prescription drug coverage. Thrivent Financial has not evaluated the expected reduction this legislation will have on its postretirement benefit plan obligation.

As of December 31, 2003 and 2002, the accumulated benefit obligation of Thrivent Financial's retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $18 million and $15 million at December 31, 2003 and 2002, respectively, with a corresponding reduction in accumulated other comprehensive income.

As of December 31, 2003 and 2002, $75 million and $148 million, respectively, of the pension assets of the defined benefit pension plan were invested in a deposit administration contract issued by Thrivent Financial.

The invested assets of Thrivent Financial's qualified defined benefit plan are allocated approximately 50 percent to equity securities with the remainder primarily to fixed maturity securities. The plan's investments are selected to achieve a total return that will fund the benefits earned under the plan. Thrivent Financial expects to contribute up to $40 million to its retirement and other benefit plans during 2004.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2003 and 2002, $138 million and $157 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2003, 2002 and 2001, Thrivent Financial contributed $19 million, $17 million and $18 million, respectively to these plans.

Note 7. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair value.

Short-term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities

The fair values for Thrivent Financial's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

The carrying value and estimated fair value of Thrivent Financial's financial instruments are as follows (dollars in millions):

                                           2003                    2002
                                   ---------------------   ---------------------
                                   Carrying   Estimated    Carrying   Estimated
                                    Value     Fair Value    Value     Fair Value
                                   --------   ----------   --------   ----------
Financial Assets:
   Fixed maturity securities       $ 29,103   $   29,103   $ 26,793   $   26,793
   Equity securities                  1,316        1,316      1,379        1,379
   Mortgage loans                     5,817        6,149      5,812        6,507
   Short-term investments               991          991        667          667
   Cash and cash equivalents          1,751        1,751      1,753        1,753
   Contract loans                     1,256        1,256      1,272        1,272
   Separate account assets            9,203        9,203      7,354        7,354
Financial Liabilities:
   Deferred annuities                12,522       12,425     11,340       11,254
   Separate account liabilities       9,191        9,191      7,317        7,317
   Other                              1,665        1,665      1,441        1,437

Note 8. Commitments and Contingent Liabilities

Litigation

Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Also, Thrivent Financial has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by Thrivent Financial. These matters are sometimes referred to as market conduct lawsuits. Thrivent Financial believes it has substantial defenses to these actions and intends to assert them in the courts where the action is filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Financial.

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financials exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit at market interest rates of $558 million and $169 million as of December 31, 2003 and 2002, respectively. Commitments to purchase other invested assets were $86 million and $310 million as of December 31, 2003 and 2002, respectively.

Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $9 million, $7 million and $11 million for the years ended December 31, 2003, 2002 and 2001, respectively. Future minimum aggregate rental commitments as of December 31, 2003 for operating leases were as follows: 2004 - $7 million; 2005 - $5 million; 2006 - $4 million; 2007 - $3 million and 2008 - $1 million.

Note 9. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual, which was adopted by the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed maturity securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted assets

Certain assets, primarily furniture, equipment and agents' debit balances, are charged directly to members' equity and excluded from the balance sheet.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members' equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statement of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members' equity.

Summarized statutory-basis financial information as of December 31, 2003 and 2002 and for the years ended December 31, 2003, 2002 and 2001 for Thrivent Financial is as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Admitted assets                                 $ 45,297   $ 41,203
                                                ========   ========
Liabilities                                       42,448     38,559
Surplus                                            2,849      2,644
                                                --------   --------
Total liabilities and surplus                   $ 45,297   $ 41,203
                                                ========   ========

                                                  2003       2002       2001
                                                --------   --------   --------
Gain from operations before net realized
 capital losses                                 $     85   $      1   $     39
Net realized capital losses                          (95)      (333)       (54)
                                                --------   --------   --------
   Net loss                                          (10)      (332)       (15)
Total other changes                                  215        (18)       (25)
                                                --------   --------   --------
Net change in unassigned surplus                $    205   $   (350)  $    (40)
                                                ========   ========   ========

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A: None.

          Part B: Financial Statements of Depositor.  (6)

                  Financial Statements of Thrivent Variable Annuity Account B.  (6)

    (b)   Exhibits:

          1.  Resolution of the Board of Directors of Lutheran Brotherhood authorizing the establishment of Thrivent Variable
              Annuity Account B ("Registrant").  (1)

          2.  Not Applicable.

          3.  Form of Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.  (3)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  Articles of Incorporation and Bylaws of Depositor(5)

          7.  Not Applicable.

          8.  Participation Agreement between the Depositior and the Fund as of December 15, 2003.  (5)

          9.  Opinion of counsel as to the legality of the securities being registered (including written consent).  (6)

          10.  Consent of Ernst & Young LLP. (6)

          11. Not Applicable.

          12. Not Applicable.

          13. (a) Powers of Attorney for Richard E. Beumer, Dr. Addie J. Butler, John O. Gilbert, Gary J. Greenfield,
                  Robert H. Hoffman, James M. Hushagen, Richard C. Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke,
                  Bruce J. Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger G. Wheeler,
                  Thomas R. Zehnder, Lawrence W. Stranghoener, and Randall L. Boushek.  (2)

              (b) Power of Attorney for Adrian M. Tocklin (4)

(1) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of LB Variable Annuity Account I, file no. 33-67012, filed April 30, 1998.

(2) Incorporated by reference from the initial registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration No. 333-89488, filed on May 31, 2002.

(3) Incorporated by reference from the Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, file no. 333-89488, filed on April October 1, 2002.

(4) Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I, file No. 333-103454, filed on February 26, 2003.

(5) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004.

(6) Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                             Positions and Offices
Business Address                               with Depositor
------------------                             ----------------------
John O. Gilbert                                Chairman of the Board

Bruce J. Nicholson                             Director, President & CEO

Richard E. Beumer                              Director
13013 Wheatfield Farm Road
Town & Country, Missouri 63141

Dr. Addie J. Butler                            Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, Pennsylvania 19130

Gary J. Greenfield                             Director
668 North 77th Street
Wauwatosa, Wisconsin 53213`

Robert H. Hoffman                              Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, Minnesota 56002-3728

James M. Hushagen                              Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Edgewood, Washington  98402-4395

Richard C. Kessler                             Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, Florida 32819

Richard C. Lundell                             Director
7341 Dogwood
Excelsior, Minnesota  55331

John P. McDaniel                               Director
MedStar Health
5565 Sterrett Place
Columbia, Maryland  21044

Paul W. Middeke                                Director
He Lutheran Church - Missouri Synod
Worker Benefit Plans
St. Louis, Missouri  63121

Paul D. Schrage                                Director
42237 N. 112th Place
Scottsdale, Arizona  85262

Dr. Kurt M. Senske                             Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas  78754-5154

Dr. Albert Siu                                 Director
Gile@Learning LLC
23 North Gate Road
Mendham, New Jersey 07945

Adrian M. Tocklin                              Director
4961 Bacopa Lane, Suite 801
St. Petersburg, Florida  33715

Roger G. Wheeler                               Director
6109 West 104th Street
Bloomington, Minnesota 55438

Rev. Thomas R. Zehnder                         Director
6308 Chiswick Park
Williamsburg, Virginia 23188-6368

Pamela J. Moret                                Executive Vice President, Marketing and Products

Jon M. Stellmacher                             Executive Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, Wisconsin  54919

Lawrence Stranghoener                          Executive Vice President & Chief Financial Officer

Woodrow E. Eno                                 Senior Vice President, General Counsel and Secretary

Bradford L. Hewitt                             Senior Vice President, Fraternal Operations

Jennifer H. Martin                             Senior Vice President, Corporate Administration

Frederick A. Ohlde                             Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin  54919

Larry A. Robbins                               Senior Vice President and Chief Information Officer

James A. Thomsen                               Senior Vice President, Field Distribution

Randall L. Boushek                             Senior Vice President and Treasurer, Finance

Nikki L. Sorum                                 Senior Vice President, Business Development

Russell W. Swansen                             Senior Vice president - Chief Investment Officer

John E. Hite                                   Vice President, Associate General Counsel and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

                                                                                                               State of
             Thrivent Financial Entities                                Primary Business                     Incorporation
             ---------------------------                                ----------------                     -------------
Thrivent Financial for Lutherans                        Fraternal benefit society offering financial           Wisconsin
                                                        services and products

        Thrivent Financial Holdings, Inc.               Holding Company with no independent operations         Delaware

        Thrivent Financial Bank                         Federally chartered bank                            Federal Charter

        Thrivent Investment Management Inc.             Broker-dealer and Investment adviser                   Delaware

        North Meadows Investment Ltd.                   Organized for the purpose of holding and               Wisconsin
                                                        investing in real estate

        AAL Service Organization, Inc.                  Organized for the purpose of owning bank               Wisconsin
                                                        account withdrawal authorizations

        Thrivent Life  Insurance Company                Life insurance company                                 Minnesota

        Thrivent Financial Investor Services Inc.       Transfer agent for The Lutheran Brotherhood          Pennsylvania
                                                        Family of Funds

        Thrivent Property & Casualty Insurance          Auto and homeowners insurance company                  Minnesota
        Agency, Inc.

        Field Agents' Brokerage Company                 Licensed life and health insurance agency              Minnesota

        MCB Financial Services, Inc.                    Currently not engaged in any form of business          Minnesota

Item 27. Number of Contract Owners

There were 114,227 Contract Owners as of March 31, 2004.

Item 28. Indemnification

Section 33 of Depositor's Bylaws; Article VIII the Fund's Articles of Incorporation; Section 4.01 of the Fund's First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Thrivent Investment Mgt., the principal underwriter of the Contracts, is also the distributor and investment adviser of The AAL Mutual Funds and The Lutheran Brotherhood Family of Funds.

(b) The directors and officers of Thrivent Investment Mgt. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                                Positions and Offices
Business Address                                  with Underwriter
------------------                                ----------------------
John O. Gilbert                                   Director and Chairman

Bruce J. Nicholson                                Director and President

Jon M. Stellmacher                                Director and Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Lawrence W. Stranghoener                          Director and Senior Vice President

Woodrow E. Eno                                    Director, Senior Vice President and Secretary

Pamela J. Moret                                   Director and Senior Vice President

James A. Thomsen                                  Director and Senior Vice President

Russell W. Swansen                                Senior Vice President and Chief Investment Officer

James E. Nelson                                   Vice President & Assistant Secretary

Katie S. Kloster                                  Vice President and Chief Financial Officer

Thomas R. Mischka                                 Vice President and Anti-Money Laundering Officer
4321 North Ballard Road
Appleton,Wisconsin 54919-0001

John E. Hite                                      Chief Compliance Officer

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415, 4321 North Ballard Road, Appleton, Wisconsin 54919, and 222 West College Avenue, Appleton, Wisconsin 54919.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-76154, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial for Lutherans.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2004.

                                                                THRIVENT VARIABLE ANNUITY ACCOUNT B
                                                                          (Registrant)

                                                                By  THRIVENT FINANCIAL FOR LUTHERANS
                                                                          (Depositor)

                                                                By              *
                                                                   ------------------------------
                                                                   Bruce J. Nicholson, President
                                                                   and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2004.

                                                                THRIVENT FINANCIAL FOR LUTHERANS
                                                                          (Depositor)

                                                                 By               *
                                                                    -----------------------------
                                                                    Bruce J. Nicholson, President
                                                                    and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 22nd day of April, 2004 by the following directors and officers of Depositor in the capacities indicated:

                  *                 President and Chief Executive Officer
     ---------------------------    (Principal Executive Officer)
     Bruce J. Nicholson

                  *                 Executive Vice President, Chief
     ---------------------------    Financial Officer (Principal Financial
     Lawrence W. Stranghoener       Officer)

                  *                 Senior Vice President and Treasurer, Finance
     ----------------------------   (Principal Accounting Officer)
     Randall L. Boushek

A Majority of the Board of Directors:*

Richard E. Beumer                        Richard C. Kessler                     Dr. Kurt M. Senske
Dr. Addie J. Butler                      Richard C. Lundell                     Dr. Albert Siu
John O. Gilbert                          John P. McDaniel                       Adrian M. Tocklin
Gary J. Greenfield                       Paul W. Middeke                        Roger G. Wheeler
Robert H. Hoffman                        Bruce J. Nicholson                     Rev. Thomas R. Zehnder
James M. Hushagen                        Paul D. Schrage

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

                                                         /s/ John C. Bjork
                                                         ---------------------------------
                                                         John C. Bjork, Attorney-in-Fact

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.      EXHIBIT
-----------      -------

EX-99.B.9         Opinion and Consent of Counsel

EX-99.B.10.       Consent of Ernst & Young LLP